Filed electronically with the Securities and Exchange Commission on May 2, 2000

                                                             File No. 2-78724
                                                             File No. 811-1444

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 38
                                     and/or           --
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 38
                                              --

                               VALUE EQUITY TRUST
                               ------------------
               (Exact Name of Registrant as Specified in Charter)

                       345 Park Avenue, New York, NY 10154
                       -----------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-1000
                                                           --------------
                                  John Millette
                        Scudder Kemper Investments, Inc.
                    Two International Place, Boston, MA 02110
                    -----------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

          Immediately upon filing pursuant to paragraph (b)

/_/  60 days after filing pursuant to paragraph (a) (1)
/_/  75 days after filing pursuant to paragraph (a) (2)
/_/  On _________ pursuant to paragraph (b)
/X/  On July 1, 2000 pursuant to paragraph (a) (1)
/_/  On _________ pursuant to paragraph (a) (2) of Rule 485.

     If Appropriate, check the following box:
/_/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               VALUE EQUITY TRUST

                             Scudder Select 500 Fund
                         Scudder Select 1000 Growth Fund

SCUDDER SELECT 1000 GROWTH FUND

SUPPLEMENT TO PROSPECTUS DATED MARCH 31, 1999

--------------------------------------------------------------------------------

The following information supplements the prospectus for Scudder Select 1000 Growth Fund:

The Board of Trustees of the fund has approved, subject to shareholder approval, a change to the fund's classification under the Investment Company Act of 1940 from "diversified" to "non-diversified." A fund that is classified as diversified may not, with respect to 75% of its total assets, invest more than 5% of total assets in the securities of a single issuer or invest in more than 10% of the outstanding voting securities of such issuer. A non-diversified fund is not required to comply with this provision.

Because a non-diversified fund may invest in securities of relatively few issuers, it involves more risk than a diversified fund since any factors affecting a given company could affect performance of the fund to a greater degree.

It is expected that proxy materials relating to the proposed change will be mailed to the fund's shareholders in [ ____ ] 2000. A Special Meeting of Shareholders to vote on the proposed changes is expected to be held on or about July 13, 2000.




April 28, 2000

Scudder Select Funds

Scudder Select 500 Fund (New Fund #s)
Scudder Select 1000 Growth Fund (New Fund #s)

Supplement to the prospectus dated July 1, 2000

On or about August 28, 2000 for Scudder Select 500 Fund and October 1, 2000 for Scudder Select 1000 Growth Fund, this prospectus will offer two classes of shares to provide investors with different purchase options. The two classes are: the S Class and the AARP Class. Each class has its own important features and policies. In addition, as of the date noted above for each fund, all existing shares of Scudder Select 500 Fund and Scudder Select 1000 Growth Fund will be redesignated S Class shares of their respective funds. Shares of the AARP class will be specially designed for members of the American Association of Retired Persons ("AARP").

For your convenience, this supplement has been divided into three parts. Part I provides information relating to important changes to the funds generally. Part II provides information relating specifically to the S Class of each fund. Part III provides information relating specifically to the AARP Class of each fund. As always, you should refer to the prospectus for general information about the funds, including their investment approaches, risks, and portfolio managers, and for additional information relating to the S Class, such as its historical performance and its purchase, redemption and exchange procedures.

PART I - General Information about the Funds

On ____________, shareholders of each fund elected the following people to each fund's Board: Henry P. Becton, Jr., Linda C. Coughlin, Dawn-Marie Driscoll, Edgar Fiedler, Keith R. Fox, Joan E. Spero, Jean G. Stromberg, Jean C. Tempel and Steven Zaleznick.

Administrative Fee

Each fund will enter an administrative services agreement with Scudder Kemper Investments, Inc. ("Scudder Kemper"). Pursuant to this agreement, Scudder Kemper will provide or pay others to provide substantially all of the administrative services required by each fund in exchange for the payment by each fund of a fixed fee rate. The administrative fee rate is 0.25% for Scudder Select 500 Fund and 0.25% for Scudder Select 1000 Growth Fund. Such an administrative fee would enable investors to determine with greater certainty the expense level that a fund will experience, and it would transfer substantially all of the risk of increased cost to Scudder Kemper. The initial term of the administrative agreement is three years. With regard to Scudder Select 500 Fund, the administrative fee will become effective on the date of the pending acquisition by the fund of another fund advised by Scudder Kemper, currently scheduled for August 28, 2000. With regard to Scudder Select 1000 Growth Fund, the administrative fee will become effective on October 1, 2000. Below are the restated expense tables for the S Class (see Part II) and the AARP Class (see
Part III) of each fund that reflect the implementation of the administrative fee.

Scudder Kemper will not bear certain other expenses, such as taxes, brokerage, interest, extraordinary expenses and the fees and expenses of the Independent Trustees of each fund's Board (including the fees and expenses of their independent counsel). In addition, each fund will continue to pay the fees required by its investment management agreement with Scudder Kemper.


PART II - Specific Information about the S Class

How Much S Class Shareholders Pay

The fees and expenses for the S Class of each fund are being restated to reflect the implementation of a new administrative fee. As noted under Part I, the restated expenses of Scudder Select 500 Fund will become effective on the date of the pending acquisition by the fund of another fund advised by Scudder Kemper, currently scheduled for August 28, 2000. With regard to Scudder Select
1000 Growth Fund, the restated expenses will become effective on October 1, 2000.

                                 S Class

----------------------------------------------------------- --------------- -------------
                                                            Scudder         Scudder
                                                            Select 500      Select 1000
                                                            Fund            Growth Fund
----------------------------------------------------------- --------------- -------------

----------------------------------------------------------- --------------- -------------
Shareholder Fees (paid directly from your investment)       NONE            NONE
----------------------------------------------------------- --------------- -------------
Annual Operating Expenses (deducted from fund assets)
----------------------------------------------------------- --------------- -------------
Management Fee                                              %               %
----------------------------------------------------------- --------------- -------------
Distribution (12b-1) Fee                                    NONE            NONE
----------------------------------------------------------- --------------- -------------
Other Expenses                                              %               %
    Fixed Administrative Fee                                %               %
    Other Administrative Expenses(1)                        %               %
----------------------------------------------------------- --------------- -------------
Total Annual Operating Expenses                             %               %
----------------------------------------------------------- --------------- -------------
Expense Reimbursement
----------------------------------------------------------- --------------- -------------
Net Annual Operating Expenses*
----------------------------------------------------------- --------------- -------------

----------------------------------------------------------- --------------- -------------
Expense Example
----------------------------------------------------------- --------------- -------------
Based on the costs above, (including one year of capped
expenses in each period for Scudder Select 1000 Growth
Fund and Scudder Select 500 Fund) this example is
designed to help you compare expenses of each fund's S
Class to those of other funds.  The example assumes
operating expenses remain the same and that you invested
$10,000, earned 5% annual returns, reinvested all
dividends and distributions and sold your shares at the
end of each period.  This is only an example: your actual
expenses will be different.
----------------------------------------------------------- --------------- -------------
                                                    1 year
----------------------------------------------------------- --------------- -------------
                                                   3 years
----------------------------------------------------------- --------------- -------------
                                                   5 years
----------------------------------------------------------- --------------- -------------
                                                  10 years
----------------------------------------------------------- --------------- -------------

(1) Includes such expenses as taxes, brokerage, interest and fees and expenses of Board members not affiliated with Scudder Kemper (including fees and expenses of their independent counsel).
*By contract, expenses are capped at ________% through ____________.

PART III - Specific Information about the AARP Class

The remainder of this supplement provides specific information regarding the important features and policies of the AARP Class of each fund. Please remember to review the funds' prospectus for additional information about each fund.

The AARP Class

Since its beginning in 1985, the AARP Investment Program from Scudder has been specially designed to address the needs of people age 50 and over. In keeping with the organization's mission, AARP's goal is to encourage more of its members to plan for retirement and beyond. To continue to meet the increasingly diverse needs and goals of its members, the AARP Investment Program from Scudder has recently been expanded to offer a wider range of investment options to AARP members. This has been accomplished by adding the AARP Class to each fund in the Scudder Family of Funds. The AARP Class will generally have lower minimum investments, will retain its own identity with separate statements, and will continue the AARP Investment Program's commitment to shareholder education.

The role of AARP in the AARP Investment Program is not changing. While AARP takes no part in the investment decisions made by Scudder Kemper, AARP, through its subsidiary, will continue to oversee the Program's service quality and communications, and AARP will also continue to provide insight and direction as to what best represents the interests and concerns of its membership. In addition, AARP will be represented on each fund's Board.

The AARP Class of Scudder Select 500 Fund will become effective on the date of the pending acquisition by the fund of another fund advised by Scudder Kemper, currently scheduled for August 28, 2000. With regard to Scudder Select 1000 Growth Fund, the AARP Class will become effective on October 1, 2000. In addition, the AARP Class of each fund in the Scudder Family of Funds will be available no later than October 1, 2000.

Past Performance
As the AARP Class does not have a full calendar year of performance, no past performance information is provided. However, the bar chart and table for each fund in the prospectus show how the total returns for each fund's S Class has varied from year to year, and over time. Shares of each fund's S Class will have substantially similar returns to the AARP Class because the shares represent an interest in the same portfolio of securities and the annual returns would differ only to the extent that the classes may have different expenses.

How Much AARP Class Shareholders Pay

Each fund has no sales charges or other shareholder fees. Each fund does have annual operating expenses, and as a shareholder you pay them indirectly. This table shows fees for each fund's AARP class.

                               AARP Class

---------------------------------------------------------- ---------------- -------------
                                                           Scudder          Scudder
                                                           Select           Select 1000
                                                           500 Fund         Growth Fund
---------------------------------------------------------- ---------------- -------------

---------------------------------------------------------- ---------------- -------------
Shareholder Fees (paid directly from your investment)      NONE             NONE
---------------------------------------------------------- ---------------- -------------
Annual Operating Expenses (deducted from fund assets)
---------------------------------------------------------- ---------------- -------------
Management Fee                                             %                %
---------------------------------------------------------- ---------------- -------------
Distribution (12b-1) Fee                                   NONE             NONE
---------------------------------------------------------- ---------------- -------------
Other Expenses                                             %                %
    Fixed Administrative Fee                               %                %
    Other Administrative Expenses(1)                       %                %
---------------------------------------------------------- ---------------- -------------
Total Annual Operating Expenses                            %                %
---------------------------------------------------------- ---------------- -------------
Expense Reimbursement
---------------------------------------------------------- ---------------- -------------
Net Annual Operating Expenses*
---------------------------------------------------------- ---------------- -------------

---------------------------------------------------------- ---------------- -------------
Expense Example
---------------------------------------------------------- ---------------- -------------
---------------------------------------------------------- ---------------- -------------

Based on the costs above, (including one year of capped expenses in each period for Scudder Select 1000 Growth
Fund and Scudder Select 500 Fund) this example is designed to help you compare expenses of each fund's
AARP class to those of other funds. The example assumes operating expenses remain the same and that you invested
$10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example: your actual expenses will be different.

---------------------------------------------------------- ---------------- -------------
                                                   1 year
---------------------------------------------------------- ---------------- -------------
                                                  3 years
---------------------------------------------------------- ---------------- -------------
                                                  5 years
---------------------------------------------------------- ---------------- -------------
                                                 10 years
---------------------------------------------------------- ---------------- -------------

(1) Includes such expenses as taxes, brokerage, interest and fees and expenses of Board members not affiliated with Scudder Kemper (including fees and expenses of their independent counsel).
*By contract, expenses are capped at ______% through ___________.


How to Buy AARP Class Shares

                                            First Investment                     Additional Investments
------------------------------------- ------------------------------------- -----------------------------------
                                      $1,000 or more for regular accounts   $___ or more for regular accounts

                                      $500 or more for IRAs                 $__ or more for IRAs

                                                                            $50 or more with an Automatic
                                                                            Investment Plan

------------------------------------- ------------------------------------- -----------------------------------
By mail                               Send completed enrollment form and    Send a personalized investment
AARP Investment Program from          check (payable to "AARP Investment    slip or short note that includes:
Scudder                               Program").                            o        fund name
P.O. Box 2540                         For enrollment forms, call            o        AARP class
Boston, MA 02208-2540                 800-253-2277.                         o        account number
                                                                            o        check payable to "AARP
                                                                                     Investment Program".
------------------------------------- ------------------------------------- -----------------------------------
By wire                               Call 800-253-2277 for instructions    Call 800-253-2277 for instructions

------------------------------------- ------------------------------------- -----------------------------------
By phone                              -                                     Call 800-253-2277 for instructions
------------------------------------- ------------------------------------- -----------------------------------
With an automatic investment plan     Fill in the information required on   To set up regular investment from a
                                      your enrollment form and include a    bank checking account, 800-253-2277.
                                      call voided check.

------------------------------------- ------------------------------------- -----------------------------------
Web site                              -                                     Once you have registered on the
                                                                            Web Site (aarp.scudder.com), you
                                                                            may purchase shares online by
                                                                            transfers from your bank account.
------------------------------------- ------------------------------------- -----------------------------------
QuickBuy                              -                                     Call 800-253-2277
------------------------------------- ------------------------------------- -----------------------------------


How to Exchange or Sell AARP Class Shares

                                      Exchanging into another fund                 Selling shares
------------------------------------- ----------------------------------- ---------------------------------------
                                      $1,000 or more to open a new        Some transaction, including most for
                                      account ($500 for IRAs)             over $100,000, can only be ordered in
                                                                          writing; see the prospectus for more
                                      [$___] or more for exchanges        information
                                      between existing accounts
------------------------------------- ----------------------------------- ---------------------------------------
By phone                              Call 800-253-2277 for instructions  Call 800-253-2277 for instructions
------------------------------------- ----------------------------------- ---------------------------------------
Using Easy Access                     Call 800-631-4636 and follow the    Call 800-631-4636 and follow the
                                      instructions                        instructions
------------------------------------- ----------------------------------- ---------------------------------------
By mail or fax                        Your instructions should include:   Your instructions should include:
(see previous page)                   o        your account number        o        your account number
                                      o        names of the fund and      o        names of the fund and class
                                           class and number of shares          and number of shares or dollar
                                           or dollar amount you want to        amount you want to redeem
                                           exchange

------------------------------------- ----------------------------------- ---------------------------------------
With an automatic withdrawal plan     -                                   To set up regular cash payments from
                                                                          an account, call 800-253-2277
------------------------------------- ----------------------------------- ---------------------------------------
Using QuickSell                       -                                   Call 800-253-2277
------------------------------------- ----------------------------------- ---------------------------------------
Web Site                              Once you have registered on the     -
                                      Web Site (aarp.scudder.com), you
                                      may exchange shares between
                                      Investment Program funds online.
------------------------------------- ----------------------------------- ---------------------------------------


Policies You Should Know About The AARP Class
Easy-Access Line
Call 800-631-4636                                    24 hours a day, year-round
This automated number provides current information on each AARP class of the funds and your account. If you have signed up for telephone services, you can also use this number to exchange and redeem shares of the AARP class.

Web Site
aarp.scudder.com
You can review your portfolio and make online transactions, including purchases and exchanges between Investment Program Mutual Funds, once you have registered on the site. You can also customize the site according to your preference. The Learning Center includes online versions of educational publications and past issues of Financial Focus and Investment Insight, the Program's newsletters. You may also contact us through the site's e-mail capability.

AARP Investment Program Representatives
Call 800-253-2277                                    8AM-8PM M-F, eastern time
Call this number to speak with a trained representative who can answer your investing questions and assist you with transaction-related services. You may also use this number to request a variety of investment education guides and prospectuses.

Confidential Fax Line
800-821-6234                                         24 hours a day, year-round
Signed exchange and redemption requests received after 4 p.m. eastern time on a business day or over a weekend or holiday will be executed the following business day.

TDD Line
1-800-634-9454    9 AM-5PM, M-F, eastern time
Dial this number with a TDD machine to communicate with registered AARP Mutual Fund representatives specially trained to handle services for hearing-impaired investors.

SERVICES
--------

AARP Lump Sum Service Retirement specialists can help you make decisions about your lump sum distribution from an employer's 401(k) or pension plan. An information kit is provided. Call 1-800-253-2277.

AARP Legacy Service This service helps you organize important financial documents, making it easier to share your investment information and goals with your spouse or heirs and to plan for the orderly transfer of assets in the event of a death. We also offer transfer ownership assistance to heirs for your AARP accounts. Information kits are provided. Call 1-800-253-2277.

AARP Goal Setting and Asset Allocation Service A guidebook and self-scoring worksheet are available to help you reach your goals by appropriately allocating your assets across types of investments. Call 1-800-253-2277 to speak to a specially trained representative.

Account Statements and Reports You will receive prompt confirmation statements for all of your transactions. Your consolidated [monthly] statement details your current account status and records all transactions. (AARP IRA and Keogh Plan investors receive consolidated statements quarterly.)

You will also receive a semi-annual report, an annual report, and a current prospectus each year.

Retirement Plans
----------------
For an information kit about (including all the necessary forms) regular Individual Retirement Accounts (IRAs), Roth IRAs, Simplified Employee Pension IRAs (SEP-IRAs), and Keogh Plan accounts, call an AARP Mutual Fund representative at 800-253-2277.

 To Get More Information:.
You can make inquiries and obtain the shareholder reports and Statement of Additional Information free of charge by contacting:


                      AARP Investment Program from Scudder
                      ------------------------------------
                                  P.O. Box 2540
                              Boston, MA 02208-2540
                                  800-253-2277
                                aarp.scudder.com



July 1, 2000

SCUDDER
INVESTMENTS(SM)
[LOGO]


--------------------------------------------------------------------------------
DOMESTIC EQUITY
--------------------------------------------------------------------------------

Scudder Select Funds

Scudder Select 500 Fund
Fund  #310

Scudder Select 1000 Growth Fund
Fund  #311

Prospectus
July 1, 2000

As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Scudder Select Funds

                       How the funds work

                        2   Select 500 Fund

                        6   Select 1000 Growth Fund

                       10   Other Policies and Risks

                       11   Who Manages and Oversees the Funds

                       13   Financial Highlights

                       How to invest in the funds

                       16   How to Buy Shares

                       17   How to Exchange or Sell Shares

                       18   Policies You Should Know About

                       23   Understanding Distributions and Taxes

How the funds work

These funds invest mainly in stocks as a way of seeking growth of your investment. Each fund uses a modified indexing approach to follow its own goal.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency, and you could lose money by investing in them.

You can access all Scudder fund prospectuses online at: www.scudder.com

--------------------------------------------------------------------------------
ticker symbol  |    SSFFX                              fund number    |    310

Scudder Select 500 Fund
--------------------------------------------------------------------------------

Investment Approach

The fund seeks long-term growth and income by investing at least 80% of total assets in common stocks of companies that are included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). This index is widely used as a measure of the performance of large-cap U.S. stocks.

In choosing stocks, the portfolio managers begin by using a computer model to rank the stocks in the index, favoring those that they believe have strong potential for growth of earnings, reasonable valuations in light of business prospects and positive price momentum. The fund generally does not invest in stocks that the model ranks in the bottom 20%.

The fund generally seeks to keep its portfolio similar to the index in its industry weightings, average market capitalization and significant fundamental characteristics (such as price-to-book ratios and dividend yields).

The fund will normally sell a stock when it is dropped from the index or it falls to the bottom 20% of the model's rankings.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

OTHER INVESTMENTS

While most of the fund's investments are common stocks, the fund may also invest up to 20% of total assets in investment-grade debt securities.

Although the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments, and may not use them at all.


                           2 | Scudder Select 500 Fund

--------------------------------------------------------------------------------
[ICON] This fund is designed for long-term investors who want a fund that takes a "modified index" approach to investing in large-cap stocks.
--------------------------------------------------------------------------------

Main Risks to Investors

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the large company portion of the U.S. stock market. When large company stock prices fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

The fund's strategy involves several risks. The fund could underperform the index during short periods or over the long term, either because its selection of stocks did not perform well or because of the effects of expenses or shareholder transactions.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, industries, companies or other matters

o the computer model may eliminate stocks that perform well, or fail to eliminate those that perform poorly

o        derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them



                           Scudder Select 500 Fund | 3

The Fund's Track Record

Because this fund does not have a full calendar year of performance to report as of the date of this prospectus, no bar chart and performance table are provided.


                           4 | Scudder Select 500 Fund

How Much Investors Pay

This fund has no sales charge or other shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.


--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (paid directly from your investment)   None
--------------------------------------------------------------------------------

Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management Fee                                          __%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                None
--------------------------------------------------------------------------------
Other Expenses*                                         __%
                                                      ---------
--------------------------------------------------------------------------------
Total Annual Operating Expenses                         __%
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors.

**       By contract, expenses are capped at 0.75% through June 30, 2001.

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

Based on the costs above (including one year of expenses contractually capped at 0.75%), this example is designed to help you compare this fund's expenses to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; your actual expenses will be different.

     1 Year         3 Years         5 Years        10 Years
--------------------------------------------------------------------------------
      $xx             $xxx           $xxx           $xxxx
--------------------------------------------------------------------------------


                           Scudder Select 500 Fund | 5

--------------------------------------------------------------------------------
ticker symbol  |  STHGX                              fund number | 311

Scudder Select 1000 Growth Fund
--------------------------------------------------------------------------------

Investment Approach

The fund seeks long-term growth and income by investing at least 80% of total assets in common stocks of companies that are included in the Russell 1000 Growth Index. This index is widely used as a measure of the performance of mid- and large-cap U.S. stocks that have above-average prospects for growth.

In choosing stocks, the portfolio managers begin by using a computer model to rank the stocks in the index, favoring those that they believe have strong potential for growth of earnings, reasonable valuations in light of business prospects and positive price momentum. The fund generally does not invest in stocks that the model ranks in the bottom 20%.

The fund generally seeks to keep its portfolio similar to the index in its industry weightings, average market capitalization and significant fundamental characteristics (such as price-to-book ratios and dividend yields).

The fund will normally sell a stock when it is dropped from the index or it falls to the bottom 20% of the model's rankings.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

OTHER INVESTMENTS

While most of the fund's investments are common stocks, the fund may also invest up to 20% of total assets in investment-grade debt securities.

Although the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments, and may not use them at all.


                       6 | Scudder Select 1000 Growth Fund

--------------------------------------------------------------------------------
[ICON] This fund is designed for long-term investors interested in a growth-oriented, "modified index" approach to the mid- and large-cap portions of the U.S. stock market.
--------------------------------------------------------------------------------

Main Risks to Investors

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, the mid-size and large company portions of the U.S. stock market. When mid-size and large company stock prices fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-size companies. Mid-size company stocks tend to be more volatile than stocks of larger companies, in part because mid-size companies tend to be less established than larger companies and more vulnerable to competitive challenges and bad economic news. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

The fund's index-related strategy involves several risks. The fund could underperform the index during short periods or over the long term, either because its selection of stocks did not perform well or because of the effects of expenses or shareholder transactions.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of economic trends, industries, companies or other matters

o the computer model may eliminate stocks that perform well, or fail to eliminate those that perform poorly

o        growth stocks may be out of favor for certain periods

o        derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them



                       Scudder Select 1000 Growth Fund | 7

The Fund's Track Record

Because this fund does not have a full calendar year of performance to report as of the date of this prospectus, no bar chart and performance table are provided.


                       8 | Scudder Select 1000 Growth Fund

How Much Investors Pay

This fund has no sales charge or other shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (paid directly from your investment)   None
--------------------------------------------------------------------------------

Annual Operating Expenses (deducted from fund assets)
--------------------------------------------------------------------------------
Management Fee                                          __%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                None
--------------------------------------------------------------------------------
Other Expenses*                                         __%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                         __%
--------------------------------------------------------------------------------

* Includes costs of shareholder servicing, custody, accounting services and similar expenses, which may vary with fund size and other factors.

**       By contract, expenses are capped at 0.75% through June 30, 2001.

--------------------------------------------------------------------------------
Expense Example
--------------------------------------------------------------------------------

Based on the costs above (including one year of expenses contractually capped at 0.75%), this example is designed to help you compare this fund's expenses to those of other funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; your actual expenses will be different.

     1 Year         3 Years         5 Years        10 Years
--------------------------------------------------------------------------------
      $xx             $xxx           $xxx           $xxxx
--------------------------------------------------------------------------------



                       Scudder Select 1000 Growth Fund | 9

Other Policies and Risks

While the fund-by-fund sections on the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, a fund's Board could change that fund's investment goal without seeking shareholder approval.

o As a temporary defensive measure, either of these funds could shift up to 100% of their assets into investments such as money market securities. This could prevent losses, but would mean that the fund was not pursuing its goal.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

FOR MORE INFORMATION

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on the funds' allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.


                          10 | Other Policies and Risks

--------------------------------------------------------------------------------
[ICON] Scudder Kemper, the company with overall responsibility for managing the funds, takes a team approach to asset management.
--------------------------------------------------------------------------------

Who Manages and Oversees the Funds

The investment adviser

The funds' investment adviser is Scudder Kemper Investments, Inc., 345 Park Avenue, New York, NY. Scudder Kemper has more than 80 years of experience managing mutual funds, and currently has more than $290 billion in assets under management.

Each fund is managed by a team of investment professionals, who individually represent different areas of expertise and who together develop investment strategies and make buy and sell decisions. Supporting the fund managers are Scudder Kemper's many economists, research analysts, traders, and other investment specialists, located in offices across the United States and around the world.

As payment for serving as investment adviser, Scudder Kemper receives a management fee from each fund. Below are the actual rates paid by each fund for the 12 months through the most recent fiscal year end, as a percentage of each fund's average daily net assets.

Fund Name                                         Fee Paid
--------------------------------------------------------------------------------
Scudder Select 500 Fund                             0.70%
--------------------------------------------------------------------------------
Scudder Select 1000 Growth Fund                     0.70%
--------------------------------------------------------------------------------


                     Who Manages and Oversees the Funds | 11

The portfolio managers

The following people handle the day-to-day management of each fund in this prospectus.

Robert D. Tymoczko                      Mark A. Berroth
Lead Portfolio Manager                  o Began investment career
o Began investment career                 in ____
  in 1992                               o Joined the adviser in 1994
o Joined the adviser in 1997            o Joined the fund team
o Joined the fund team                    in 2000
  in 1999

Philip S. Fortuna
o Began investment career
  in 1986
o Joined the adviser in 1986
o Joined the fund team
  in 1999


                     12 | Who Manages and Oversees the Funds

Financial Highlights

These tables are designed to help you understand each fund's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in that fund's annual report (see "Shareholder reports" on the back cover).

Scudder Select 500 Fund

Table to be inserted.


                            Financial Highlights | 13

Scudder Select 1000 Growth Fund

Table to be inserted.


                            14 | Financial Highlights

How to invest in the funds

The following pages tell you how to invest in these funds and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

If you're investing through a "third party provider" -- for example, a workplace retirement plan, financial supermarket or financial adviser -- your provider may have its own policies or instructions, and you should follow those.

How to Buy Shares

Use these instructions to invest directly with Scudder. Make out your check to "The Scudder Funds."



---------------------------------------------------------------------------------------
                   First investment                 Additional investments
---------------------------------------------------------------------------------------
                   $2,500 or more for regular       $100 or more for regular
                   accounts                         accounts

                   $1,000 or more for IRAs          $50 or more for IRAs

                                                    $50 or more with an Automatic
                                                    Investment Plan
---------------------------------------------------------------------------------------

By mail or         o Fill out and sign an           o Send a check and a Scudder
express mail         application                      investment slip to us at the
(see below)                                           appropriate address below
                   o Send it to us at the
                     appropriate address,           o If you don't have an
                     along with an investment         investment slip, simply
                     check                            include a letter with your
                                                      name, account number, the
                                                      full name of the fund, and
                                                      your investment instructions

---------------------------------------------------------------------------------------

By wire            o Call 1-800-SCUDDER for        o Call 1-800-SCUDDER for
                     instructions                     instructions

---------------------------------------------------------------------------------------

By phone           --                               o Call 1-800-SCUDDER for
                                                      instructions

---------------------------------------------------------------------------------------

With an            --                               o To set up regular investments
automatic                                             from a bank checking account, call
investment plan                                       1-800-SCUDDER

---------------------------------------------------------------------------------------

Using QuickBuy     --                               o Call 1-800-SCUDDER
---------------------------------------------------------------------------------------

On the Internet    o Go to the "funds and prices"   o Call 1-800-SCUDDER to ensure
                     section at www.scudder.com       you have enabled electronic
                                                      services
                   o Access and print out an
                     on-line prospectus and a new   o Go to www.scudder.com and
                     account application              register

                   o Complete and return the        o Follow the instructions for
                     application with your check      buying shares with money from
                                                      your bank account
---------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[ICON]    Regular mail:
          The Scudder Funds, PO Box 2291, Boston, MA 021207-2291

          Express, registered or certified mail:
          The Scudder Funds, 66 Brooks Drive, Braintree, MA 02184-3839

          Fax number: 1-800-821-6234 (for exchanging and selling only)
--------------------------------------------------------------------------------


                             16 | How to Buy Shares

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in an account opened directly with Scudder.

------------------------------------------------------------------------------------------
                   Exchanging into another fund        Selling shares
------------------------------------------------------------------------------------------

                   $2,500  or  more  to  open a new    Some   transactions,   including
                   account ($1,000 for IRAs)           most  for  over  $100,000,   can
                                                       only be ordered in  writing;  if
                   $100  or  more   for   exchanges    you're in doubt, see page 20
                   between existing accounts
------------------------------------------------------------------------------------------

By phone or wire   o Call 1-800-SCUDDER for            o Call 1-800-SCUDDER for
                     instructions                        instructions
------------------------------------------------------------------------------------------

Using SAIL(TM)     o Call 1-800-343-2890 and            o Call 1-800-343-2890 and
                     follow the instructions             follow the instructions
------------------------------------------------------------------------------------------

By mail, express   Write a letter that includes:        Write a letter that includes:
or fax (see
previous page)     o the fund, class, and account       o the fund, class, and account
                     number you're exchanging             number from which you want to
                     out of                               sell shares

                   o the dollar amount or number        o the dollar amount or number
                     of shares you want to exchange       of shares you want to sell

                   o the name and class of the          o your name(s), signature(s),
                     fund you want to exchange into       and address, as they appear on
                                                          your account
                   o your name(s), signature(s),
                     and address, as they appear on     o a daytime telephone number
                     your account

                   o a daytime telephone number
------------------------------------------------------------------------------------------

By wire            o Call 1-800-SCUDDER for             o Call 1-800-SCUDDER for
                     instructions                         instructions
------------------------------------------------------------------------------------------

With an automatic  --                                   o To set up regular cash
withdrawal plan                                           payments from a Scudder
                                                          account, call 1-800-SCUDDER
------------------------------------------------------------------------------------------

Using QuickSell    --                                   o Call 1-800-SCUDDER
------------------------------------------------------------------------------------------

On the Internet    o Go to www.scudder.com and          --
                     register

                   o Follow the instructions for
                     making on-line exchanges
------------------------------------------------------------------------------------------


                       How to Exchange or Sell Shares | 17

--------------------------------------------------------------------------------
[ICON] Questions? You can speak to a Scudder representative between 8 a.m. and 8 p.m. Eastern time on any fund business day by calling 1-800-SCUDDER.
--------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you got from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

Policies about transactions

The funds are open for business each day the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Service Corporation, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Scudder Service Corporation before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.


                       18 | Policies You Should Know About

--------------------------------------------------------------------------------
[ICON] The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.
--------------------------------------------------------------------------------

SAIL(TM), the Scudder Automated Information Line, is available 24 hours a day by calling 1-800-343-2890. You can use SAIL to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and to sell shares.

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call 1-800-SCUDDER.

When you call us to sell shares, we may record the call, ask you for certain information, or take other steps designed to prevent fraudulent orders. It's important to understand that as long as we take reasonable steps to ensure that an order appears genuine, we are not responsible for any losses that may occur.

When you ask us to send or receive a wire, please note that while we don't charge a fee to receive wires, we will deduct a $5 fee from all wires sent from us to your bank. Your bank may charge its own fees for handling wires. The funds can only accept wires of $100 or more.

Exchanges among Scudder funds are an option for shareholders who bought their fund shares directly from Scudder and many other investors as well. Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject purchase orders, for these or other reasons.


                       Policies You Should Know About | 19

When you want to sell more than $100,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays.


                       20 | Policies You Should Know About

--------------------------------------------------------------------------------
[ICON] If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.
--------------------------------------------------------------------------------

How the funds calculate share price

Each fund's share price is its net asset value per share, or NAV. To calculate NAV, the funds use the following equation:



                  TOTAL ASSETS - TOTAL LIABILITIES
                 ----------------------------------  = NAV
                 TOTAL NUMBER OF SHARES OUTSTANDING



We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by a fund's Board. In such a case, the fund's value for a security is likely to be different from quoted market prices.


                       Policies You Should Know About | 21

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if you have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o charge you $10 a year if your account balance falls below $2,500, and close your account and send you the proceeds if your balance falls below $1,000; in either case, we will give you 60 days' notice so you can either increase your balance or close your account (these policies don't apply to retirement accounts, to investors with $100,000 or more in Scudder fund shares or in any case where a fall in share price created the low balance)

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; generally, the fund won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the fund's net assets

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)


                       22 | Policies You Should Know About

--------------------------------------------------------------------------------
[ICON] Because each shareholder's tax situation is unique, it's always a good idea to ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.
--------------------------------------------------------------------------------

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

The funds have regular schedules for paying out any earnings to shareholders:

o Income: paid quarterly, in March, June, September and December for Scudder Select 500 Fund; paid semiannually, in June and December for Scudder Select 1000 Growth Fund.

o Long-term and short-term capital gains: semiannually in June and December, or otherwise as needed

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.


                   Understanding Distributions and Taxes | 23

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:

Generally taxed at ordinary income rates
--------------------------------------------------------------------------------
o  short-term capital gains from selling fund shares
--------------------------------------------------------------------------------
o  taxable income dividends you receive from a fund
--------------------------------------------------------------------------------
o  short-term capital gains distributions you receive from a fund

Generally taxed at capital gains rates
--------------------------------------------------------------------------------
o  long-term capital gains from selling fund shares
--------------------------------------------------------------------------------
o  long-term capital gains distributions you receive from a fund
--------------------------------------------------------------------------------

Each fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before a fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive.


                   24 | Understanding Distributions and Taxes

To Get More Information

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. For each fund, they also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically. To reduce costs, we mail one copy per household. For more copies, call 1-800-SCUDDER.

Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, or if you're a shareholder and have questions, please contact Scudder or the SEC (see below). Materials you get from Scudder are free; those from the SEC involve a copying fee. If you like, you can look over these materials at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.



Scudder Funds                   SEC
PO Box 2291                     450 Fifth Street, N.W.
Boston, MA 02107-2291           Washington, DC 20549-0102
1-800-SCUDDER                   1-202-942-8090
www.scudder.com                 www.sec.gov

SEC File Number        811-1444

                             SCUDDER SELECT 500 FUND
                         SCUDDER SELECT 1000 GROWTH FUND

                         SUPPLEMENT TO THE STATEMENT OF
                    ADDITIONAL INFORMATION DATED JULY 1, 2000
                           --------------------------

On or about August 28, 2000 for Scudder Select 500 Fund and October 1, 2000 for Scudder Select 1000 Growth Fund, the prospectus and this Statement of Additional Information will offer two classes of shares to provide investors with different purchase options. The two classes are: the S Class and the AARP Class. Each class has its own important features and policies. In addition, as of the date noted above for each fund, all existing shares of Scudder Select 500 Fund and Scudder Select 1000 Growth Fund will be redesignated S Class shares of their respective funds. Shares of the AARP class will be specially designed for members of the American Association of Retired Persons ("AARP").

The  following   disclosure   replaces  the  disclosure   regarding   Additional
Information About Opening an Account on page ___:

Additional Information About Opening an Account

         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 for S Class and $1,000 for AARP Class through Scudder Investor Services, Inc.
by letter, fax, or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have certified a tax identification number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call the investor will be asked to indicate the Fund name, class name, amount to be wired ($2,500 minimum for S Class and $1,000 for AARP Class, name of bank or trust company from which the wire will be sent, the exact registration of the new account, the tax identification number or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, Boston, MA 02101, ABA Number 011000028, DDA Account 9903-5552. The investor must give the Scudder fund, class name, account name and the new account number. Finally, the investor must send a completed and signed application to the Fund promptly. Investors interested in investing in the AARP Class should call 800-253-2277 for further instructions.

         The minimum initial purchase amount is less than $2,500 under certain plan accounts and is $1,000 for the AARP Class.

The following disclosure replaces the disclosure regarding Minimum balances on page ___:

Minimum balances

         Shareholders should maintain a share balance worth at least $2,500 for S Class and $1,000 for AARP Class. For fiduciary accounts such as IRAs, and custodial accounts such as Uniform Gift to Minor Act and Uniform Trust to Minor Act accounts, the minimum balance is $1,000. These amounts may be changed by each Fund's Board of Trustees. A shareholder may open an account with at least $1,000 ($500 for fiduciary/custodial accounts), if an automatic investment plan
(AIP) of $100/month ($50/month for

AARP class and fiduciary/custodial accounts) is established. Scudder group retirement plans and certain other accounts have similar or lower minimum share balance requirements.

         The Funds reserve the right, following 60 days' written notice to applicable shareholders, to:

         o [assess an annual $10 per Fund charge] (with the Fee to be paid to the Fund) for any non-fiduciary/non-custodial account without an automatic investment plan (AIP) in place and a balance of less than $2,500 for S Class and $1,000 for AARP class; and

         o redeem all shares in Fund accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder.

         [Reductions in value that result solely from market activity will not trigger an involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to a fee or automatic redemption.]

         [Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.]


The  following   disclosure   replaces  the  disclosure   regarding   Additional
Information About Making Subsequent Investments by QuickBuy on page___:

Additional Information About Making Subsequent Investments by QuickBuy

         Shareholders whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of a Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, a Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow 15 days for this service to be available.

         Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

         Investors interested in making subsequent investments in the AARP Class of a Fund should call 800-253-2277 for further instruction.

The following information replaces the disclosure on pages ______ of the SAI relating to Share Price, Share Certificates and Other Information:

Share Price

         Purchases will be filled without sales charge at the net asset value per share next computed after receipt of the application in good order. Net asset value normally will be computed for each class as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will be executed at the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than a Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") in Boston by the close of regular trading on the Exchange.

         There is no sales charge in connection with the purchase of shares of any class of the Funds.

Share Certificates

         Due to the desire of each Fund's management to afford ease of redemption, certificates will not be issued to indicate ownership in a Fund. Share certificates now in a shareholder's possession may be sent to a Fund's Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

Other Information

         Each Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for its shares. Those brokers may also designate other parties to accept purchase and redemption orders on a Fund's behalf. Orders for purchase or redemption will be deemed to have been received by a Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between a Fund and the broker, ordinarily orders will be priced at a class's net asset value next computed after acceptance by such brokers or their authorized designees.
Further, if purchases or redemptions of a Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of a Fund at any time for any reason.

         The Board of Trustees and the Distributor, each has the right to limit, for any reason, the amount of purchases by and to refuse to sell to any person and each may suspend or terminate the offering of shares of a Fund at any time for any reason.

         The "Tax Identification Number" section of the Application must be completed when opening an account. Applications and purchase orders without a certified tax identification number and certain other certified information (e.g., from exempt organizations a certification of exempt status), will be returned to the investor. The Funds reserve the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

         The Trust may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

The following  disclosure  replaces the disclosure  regarding  Exchanges on page
___:

Exchanges

         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder Fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $2,500 for S Class and $1,000 for AARP Class. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee.

         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Systematic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Systematic Exchange Program at any time.

         There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Funds and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder Funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from Scudder Investor Services, Inc. a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder Funds or classes of Scudder Funds. For more information, please call 1-800-225-5163. Investors interested in exchanging AARP Class shares of a Fund should call 800-253-2277 for more information.

         Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.


The following disclosure replaces the disclosure regarding Redemptions on page _____:

Redemption By Telephone

         Shareholders currently receive the right automatically, without having to elect it, to redeem by telephone up to $100,000 and have the proceeds mailed to their address of record. Shareholders may also request by telephone to have the proceeds mailed or wired to their predesignated bank account. In order to request wire redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

         (a)      NEW INVESTORS  wishing to establish  the telephone  redemption
                  privilege  must  complete  the  appropriate   section  on  the
                  application.

         (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder pension and profit-sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption proceeds should either return a Telephone Redemption Option Form (available upon request), or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         If a request for a redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Funds employs procedure, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

         Redemption requests by telephone (technically a repurchase agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.

Redemption by QuickSell

         Shareholders whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and have elected to participate in the QuickSell program may sell shares of a Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4 p.m. eastern time, Shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing the following business day. QuickSell transactions are not available for IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

         Any existing share certificates representing shares being redeemed must accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signature(s) guaranteed.

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven (7) business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven (7) days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-516.

The following disclosure replaces the disclosure regarding Internet access on page ____ and applies to each class of each fund except as noted:

Internet access

World Wide Web Site -- The address of the Scudder Funds site is www.scudder.com. The address for the AARP class of shares is aarp.scudder.com. These sites offer guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The sites also enable users to access or view fund prospectuses and profiles with links between summary information in Fund Summaries and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

Account Access -- The Adviser is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         The Adviser's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web sites. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

The following information replaces the disclosure on page _____ regarding Dividends and Capital Gains Distribution Options:

Dividends and Capital Gains Distribution Options

         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment may be given to the Transfer Agent in writing at least five days prior to a dividend record date. Shareholders may change their dividend option by calling 1-800-225-5163 for S Class and 1-800-253-2277 for AARP Class or by sending written instructions to the Transfer Agent. Please include your account number with your written request.

         Reinvestment is usually made at the closing net asset value of the class determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional class shares of a Fund.

         Investors may also have dividends and distributions automatically deposited to their predesignated bank account through Scudder's Direct
Distributions  Program.  Shareholders  who elect to  participate  in the  Direct
Distributions Program, and whose predesignated checking account of record is with a member bank of Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after a Fund pays its distribution. A Direct Distributions request form can be obtained by calling 1-800-225-5163 for S Class and 1-800-253-2277 for AARP Class. Confirmation Statements will be mailed to shareholders as notification that distributions have been deposited.

         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

The  following   information   replaces  the  information   regarding  Automatic
Withdrawal Plan on page _______:

         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional Shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s). Any such requests must be received by a Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all Shares of a Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163 for S Class and 1-800-253-2277 for AARP Class.

The  following   information   replaces  the  information   regarding  Automatic
Investment Plan on page ___:

         Shareholders may arrange to make periodic investments in S Class shares through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50 for S Class shares.

         Shareholders may arrange to make periodic investments in the AARP class of each Fund through automatic deductions from checking accounts. The minimum pre-authorized investment amount is $500. New shareholders who open a Gift to Minors Account pursuant to the Uniform Gift to Minors Act (UGMA) and the Uniform Transfer to Minors Act (UTMA) and who sign up for the Automatic Investment Plan will be able to open a Fund account for less than $500 if they agree to increase their investment to $500 within a 10 month period. Investors may also invest in any AARP class for $500 if they establish a plan with a minimum automatic investment of at least $100 per month. This feature is only available to Gifts to Minors Account investors. The Automatic Investment Plan may be discontinued at any time without prior notice to a shareholder if any debit from their bank is not paid, or by written notice to the shareholder at least thirty days prior to the next scheduled payment to the Automatic Investment Plan.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

As  of  _____________,   the  following  information  replaces  the  information
regarding Trustees and Officers on page ____:

                                  TRUSTEES AND OFFICERS OF VALUE EQUITY TRUST

                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder Investor
Name, Age, and Address            Position with Fund      Principal Occupation**                  Services, Inc.
----------------------            ------------------      ----------------------                  --------------
Henry P. Becton, Jr. (56)         Trustee                 President and General Manager, WGBH               --
WGBH                                                      Educational Foundation
125 Western Avenue
Allston, MA 02134

Linda C. Coughlin (48)+*          Trustee                 Managing Director of Scudder Kemper     Senior Vice President
                                                          Investments, Inc.

Dawn-Marie Driscoll (53)          Trustee                 Executive Fellow, Center for Business             --
4909 SW 9th Place                                         Ethics, Bentley College; President,
Cape Coral, FL  33914                                     Driscoll Associates

Edgar R. Fiedler (70)             Trustee                 Senior Fellow and Economic                        --
50023 Brogden                                             Counsellor, The Conference Board, Inc.
Chapel Hill, NC

Keith R. Fox (45)                 Trustee                 Private Equity Investor, President,               --
10 East 53rd Street                                       Exeter Capital Management Corporation
New York, NY  10022

Joan E. Spero (55)                Trustee                 President, Doris Duke Charitable                  --
Doris Duke Charitable Foundation                          Foundation; Department of State -
650 Fifth Avenue                                          Undersecretary of State for Economic,
New York, NY  10128                                       Business and Agricultural Affairs
                                                          (March 1993 to January 1997)

Jean Gleason Stromberg (56)       Trustee                 Consultant; Director, Financial                   --
3816 Military Road, NW                                    Institutions Issues, U.S. General
Washington, D.C.                                          Accounting Office (1996-1997);
                                                          Partner, Fulbright & Jaworski Law
                                                          Firm (1978-1996)

Jean C. Tempel (56)               Trustee                 Managing Partner, Technology Equity               --
Ten Post Office Square Suite                              Partners
1325Boston, MA 02109

Steven Zaleznick (45)*            Trustee                 President and CEO, AARP Services, Inc.            --
(address)


Ann M. McCreary (43) #            Vice President          Managing Director of Scudder Kemper               --
                                                          Investments, Inc.

John R. Hebble (42)+              Treasurer               Senior Vice President of Scudder        Assistant Treasurer
                                                          Kemper Investments, Inc.

                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder Investor
Name, Age, and Address            Position with Fund      Principal Occupation**                  Services, Inc.
----------------------            ------------------      ----------------------                  --------------

Caroline Pearson (38)+            Assistant Secretary     Senior Vice President of Scudder        Clerk
                                                          Kemper Investments, Inc.; Associate,
                                                          Dechert Price & Rhoads (law firm)
                                                          1989 - 1997

John Millette (37)+               Vice President and      Vice President of Scudder Kemper                  --
                                  Secretary               Investments, Inc.


* Ms. Couglin and Mr. Zaleznick are considered by the Funds and its counsel to be "interested persons" of the Adviser or of the Trust as defined in the 1940 Act.
** Unless otherwise stated, all officers and trustees have been associated with their respective companies for more than five years, but not necessarily in the same capacity.
+        Address:  Two International Place, Boston, Massachusetts 02110
#        Address:  345 Park Avenue, New York, New York 10154
##       Address:  101 California Street, Suite 4100, San Francisco, CA  94111

         The Trustees and officers of the Trust also serve in similar capacities with respect to other Scudder Funds.

The following information regarding the Administrative Fee is added on page ___:

Administrative Fee

         Each Fund has entered into administrative services agreements with Scudder Kemper (the "Administration Agreements"), pursuant to which Scudder Kemper will provide or pay others to provide substantially all of the administrative services required by a Fund (other than those provided by Scudder Kemper under its investment management agreements with the Funds, as described above) in exchange for the payment by each Fund of an administrative services fee (the "Administrative Fee") of 0.25% of its average daily net assets. One effect of these arrangements is to make each Fund's future expense ratio more predictable. The Administrative Fee will become effective on or about _________ for Scudder Select 500 Fund and _____________ for Scudder Select 1000 Growth Fund. The details of the proposal (including expenses that are not covered) are set out below.

         Various third-party service providers (the "Service Providers"), some of which are affiliated with Scudder Kemper, provide certain services to the Funds pursuant to separate agreements with the Funds. Scudder Fund Accounting Corporation, a subsidiary of Scudder Kemper, computes net asset value for the Funds and maintains their accounting records. Scudder Service Corporation, also a subsidiary of Scudder Kemper, is the transfer, shareholder servicing and dividend-paying agent for the shares of the Funds. Scudder Trust Company, an affiliate of Scudder Kemper, provides subaccounting and recordkeeping services for shareholders in certain retirement and employee benefit plans. As custodian, Brown Brothers Harriman holds the portfolio securities of the Funds, pursuant to a custodian agreement. PricewaterhouseCoopers LLP audits the financial statements of the Funds and provides other audit, tax, and related services. Dechert Price & Rhoads acts as general counsel for each Fund. In addition to the fees they pay under the investment management agreements with Scudder Kemper, the Funds pay the fees and expenses associated with these service arrangements, as well as each Fund's insurance, registration, printing, postage and other costs.

         Scudder Kemper will pay the Service Providers for the provision of their services to the Funds and will pay other fund expenses, including insurance, registration, printing and postage fees. In return, each Fund will pay Scudder Kemper an Administrative Fee.

         Each Administration Agreement has an initial term of three years, subject to earlier termination by the Fund's Board. The fee payable by a Fund to Scudder Kemper pursuant to the Administration Agreements is reduced by the amount of any credit received from the Fund's custodian for cash balances.

         Certain expenses of the Funds will not be borne by Scudder Kemper under the Administration Agreements, such as taxes, brokerage, interest and extraordinary expenses; and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). In addition, each Fund will continue to pay the fees required by its investment management agreement with Scudder Kemper.

                             SCUDDER SELECT 500 FUND

            Scudder Select 500 Fund is a series of Value Equity Trust

                      A Diversified Mutual Fund which seeks
                Long-Term Growth and Income through Investment in
              Selected Stocks of companies in the S&P 500(R) Index.

                                       and

                         SCUDDER SELECT 1000 GROWTH FUND

        Scudder Select 1000 Growth Fund is a series of Value Equity Trust


                  A Diversified Mutual Fund Series which seeks
                Long-Term Growth of Capital through Investment in
        Selected Stocks of companies in the Russell 1000(R) Growth Index.






--------------------------------------------------------------------------------


                       STATEMENT OF ADDITIONAL INFORMATION


                                  July 1, 2000



--------------------------------------------------------------------------------




         This combined Statement of Additional Information is not a prospectus. The combined prospectus of Scudder Select 500 Fund and of the Scudder Select
1000 Growth Fund, dated July 1, 2000, as amended from time to time, may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

         This Statement of Additional Information is incorporated by reference into the combined prospectus of Scudder Select 500 Fund and Scudder Select 1000 Growth Fund, dated July 1 2000.

                                TABLE OF CONTENTS
                                                                                                     Page


THE FUNDS'INVESTMENT OBJECTIVES AND POLICIES.............................................................1
         General Investment Objectives and Policies......................................................1
         Master/feeder fund structure....................................................................3
         Investments and Investment Techniques...........................................................4
         Investment Restrictions........................................................................14

PURCHASES...............................................................................................16
         Additional Information About Opening An Account................................................16
         Minimum balances...............................................................................16
         Additional Information About Making Subsequent Investments.....................................17
         Additional Information About Making Subsequent Investments by QuickBuy.........................17
         Checks.........................................................................................17
         Wire Transfer of Federal Funds.................................................................18
         Share Price....................................................................................18
         Share Certificates.............................................................................18
         Other Information..............................................................................18

EXCHANGES AND REDEMPTIONS...............................................................................19
         Exchanges......................................................................................19
         Redemption by Telephone........................................................................19
         Redemption By QuickSell........................................................................20
         Redemption by Mail or Fax......................................................................21
         Redemption-in-Kind.............................................................................21
         Other Information..............................................................................21

FEATURES AND SERVICES OFFERED BY THE FUNDS..............................................................22
         The No-Load Concept............................................................................22
         Internet access................................................................................23
         Dividends and Capital Gains Distribution Options...............................................23
         Reports to Shareholders........................................................................24
         Transaction Summaries..........................................................................24

THE SCUDDER FAMILY OF FUNDS.............................................................................24

SPECIAL PLAN ACCOUNTS...................................................................................27
         Scudder Retirement Plans:  Profit-Sharing and Money Purchase Pension Plans for
           Corporations and Self-Employed Individuals...................................................27
         Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed
           Individuals..................................................................................27
         Scudder IRA:  Individual Retirement Account....................................................27
         Scudder Roth IRA:  Individual Retirement Account...............................................28
         Scudder 403(b) Plan............................................................................28
         Automatic Withdrawal Plan......................................................................28
         Group or Salary Deduction Plan.................................................................29
         Automatic Investment Plan......................................................................29
         Uniform Transfers/Gifts to Minors Act..........................................................29

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS...............................................................29

PERFORMANCE INFORMATION.................................................................................30
         Average Annual Total Return....................................................................30
         Cumulative Total Return........................................................................31
         Total Return...................................................................................31
         Comparison of Fund Performance.................................................................31

ORGANIZATION OF THE FUNDS...............................................................................34

INVESTMENT ADVISER......................................................................................36
         Personal Investments by Employees of the Adviser...............................................39

                                       i

                          TABLE OF CONTENTS (continued)
                                                                                                         Page

TRUSTEES AND OFFICERS...................................................................................39

REMUNERATION............................................................................................42
         Responsibilities of the Board -- Board and Committee Meetings..................................42
         Compensation of Officers and Trustees..........................................................42

DISTRIBUTOR.............................................................................................43

TAXES    ...............................................................................................44

PORTFOLIO TRANSACTIONS..................................................................................47
         Brokerage Commissions..........................................................................47
         Portfolio Turnover.............................................................................48

NET ASSET VALUE.........................................................................................48

ADDITIONAL INFORMATION..................................................................................49
         Experts........................................................................................49
         Shareholder Indemnification....................................................................50
         Other Information..............................................................................50

FINANCIAL STATEMENTS....................................................................................51
         Scudder Select 500 Fund........................................................................51
         Scudder Select 1000 Growth Fund................................................................51


APPENDIX

                  THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES



         Scudder Select 500 Fund and Scudder Select 1000 Growth Fund (each a "Fund" and collectively, the "Funds") are each a pure no-load diversified series of Value Equity Trust (the "Trust"), an open-end management investment company which continuously offers and redeems shares at net asset value. The Funds are each a series of the type commonly known as a mutual fund and are each advised by Scudder Kemper Investments, Inc. (the "Adviser").

General Investment Objectives and Policies

         Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a Fund may engage (such as short selling, hedging, etc.) or a financial instrument which a Fund may purchase (such as options, forward foreign currency contracts, etc.) are meant to describe the spectrum of investments that Scudder Kemper Investments, Inc. (the "Adviser"), in its discretion, might, but is not required to, use in managing each Fund's portfolio assets. The Adviser may, in its discretion, at any time employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Fund but, to the extent employed, could from time to time have a material impact on the Fund's performance.

         Scudder Select 500 Fund seeks long-term growth and income through investment in selected stocks of companies in the S&P 500(R) Index.

         Scudder Select 1000 Growth Fund seeks long-term growth of capital through investment in selected stocks of companies in the Russell 1000(R) Growth Index.

         Unless otherwise indicated, each Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in a Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then financial position and needs. There can be no assurance that the Funds' objective will be met.

         Each fund pursues its objective by investing at least 80% of its total assets in the stocks of companies in its respective index.

         Scudder Select 500 Fund invests in selected stocks of companies in the Standard & Poor's 500 Composite Stock Price Index, also known as the S&P 500 Index, a commonly recognized unmanaged measure of 500 widely held U.S. common stocks listed on the New York Stock Exchange, the American Stock Exchange and the Nasdaq National Market System.

         Scudder Select 1000 Growth Fund invests in selected stocks of companies in the Russell 1000 Growth Index, an unmanaged index of growth-oriented large company stocks.

         Each  Fund's   portfolio   management  team  will  apply  a  multi-step
investment process to select certain of the composite stocks in a Fund's benchmark index for its portfolio. This process includes the following steps:

o Ranking - using a proprietary computer model, the stocks of companies in the particular benchmark index are evaluated and ranked based on their growth prospects, relative valuation, and price momentum.

o Selection - the 20% lowest ranking stocks in the index will be excluded from the portfolio.

o Portfolio Construction - the remaining stocks will be weighted to ensure portfolio diversification and attempts to create a portfolio that is similar to the benchmark index. Factors to be considered in the allocation of the remaining stocks include: level of exposure to specific industries, company specific financial data, price volatility, and market capitalization.

o Ongoing Active Management - each fund's portfolio will be rebalanced on an ongoing basis as the rankings of the stocks in the benchmark indices change over time.

         Each Fund's sell criteria is based on an analysis of expected return and expected risk. Securities which fall within the lowest 20% of each Fund's respective benchmark index will generally be sold unless the portfolio management team concludes that retaining the security is in the best interest of the Fund, (i.e., the securities' expected return and risk characteristics warrant its inclusion). Further, assets that move out of the investment universe applicable to the Funds or no longer fit the Funds' investment criteria will generally be sold.

         Of course, there can be no guarantee that, by following these investment strategies, each Fund will achieve its objective.

         Each Fund may, but is not required to, invest up to 20% of its total assets in investment grade debt securities. Each fund can purchase other types of equity securities including preferred stocks (convertible securities), rights, warrants, and illiquid securities. Securities may be listed on national exchanges or traded over-the-counter.

         Each Fund may, but is not required to, utilize other investments and investment techniques that may impact fund performance, including, but not limited to, options, futures and other derivatives (financial instruments that derive their value from other securities or commodities or that are based on indices).

         Each Fund manages risk by diversifying widely among industries and companies, and using disciplined security selection.

         Each Fund may, but is not required to, use derivatives in an attempt to manage risk. The use of derivatives could magnify losses.

         For temporary defensive purposes, each Fund may invest, without limit, in cash and cash equivalents, U.S. government securities, money market instruments and high quality debt securities without equity features. In such a case, a Fund would not be pursuing, and may not achieve, its investment objective.

         Neither Fund can guarantee a gain or eliminate the risk of loss. The net asset value of a Fund's shares will increase or decrease with changes in the market price of each Fund's investments.

Additional information regarding the S&P 500 Index

         The Scudder Select 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the shareholders of the Scudder Select 500 Fund or any member of the public regarding the advisability of investing in securities generally, or in the Scudder Select 500 Fund particularly or the ability of the S&P 500 Composite Stock Price Index (the "S&P 500 Index") to track general stock market performance. S&P's only relationship to the Adviser and Scudder Select 500 Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Adviser or the Scudder Select 500 Fund. S&P has no obligation to take the needs of the Adviser or the shareholders of the Scudder Select 500 Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Scudder Select 500 Fund, or the timing of the issuance or sale of shares of the Scudder Select 500 Fund or in the determination or calculation of the equation by which the Scudder Select 500 Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading in the shares of the Scudder Select 500 Fund.

         S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, SCUDDER SELECT 500 FUND, SHAREHOLDERS OF THE SCUDDER SELECT 500 FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Additional Information regarding the Russell 1000 Growth Index

         Scudder Select 1000 Growth Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russsell Company is not responsible for and has not reviewed Scudder Select 1000 Growth Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.

         Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 1000 Growth Index. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calulating the Russell 1000 Growth Index.

         Frank Russell Company's publication of the Russell 1000 Growth Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell 1000 Growth Index is based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION WARRANTY, OR GUARANTEE AS TO THE ACCURANCY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL 1000 GROWTH INDEX OR ANY DATA INCLUDED IN THE RUSSELL 1000 GROWTH INDEX. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WARRANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL 1000 GROWTH INDEX OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL 1000 GROWTH INDEX. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRATY, OF ANY KIND, INCLUDING, WITHOUT MEANS OF LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL 1000 GROWTH INDEX OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Master/feeder fund structure

         The Board of Trustees has the discretion to retain the current distribution arrangement for a Fund while investing in a master fund in a master/feeder fund structure as described below.

         A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.


Interfund Borrowing and Lending Program

         The Funds have received exemptive relief from the SEC, which permits the Funds to participate in an interfund lending program among certain investment companies advised by the Adviser. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Funds are actually engaged in borrowing through the interfund lending program, the Funds, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging), except that the Funds may engage in reverse repurchase agreements and dollar rolls for any purpose.

Investments and Investment Techniques

Common Stocks. Under normal circumstances, the Funds invest primarily in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, a Fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stocks also offer the greatest potential for gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

Convertible Securities. The Funds may each invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features. The Funds will limit their purchases of convertible securities to debt securities convertible into common stocks.

         The convertible securities in which the Funds may invest are either fixed income or zero coupon debt securities, which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As debt securities, convertible securities are investments, which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

         Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

         Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the purchase price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follows the movements in the market value of the underlying common stock. Zero coupon convertible securities are generally expected to be less volatile than the underlying common stocks as they are usually issued with short to medium length maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Real Estate Investment Trusts. The Scudder Select 1000 Growth Fund may invest in REITs. REITs are sometimes informally characterized as equity REITs, mortgage
REITs and hybrid REITs. Investment in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Changes in interest rates may also affect the value of the Fund's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs.

         Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 as amended (the "Code"), and to maintain exemption from the registration requirements of the Investment Company Act of 1940 (the "1940 Act"). By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.


Illiquid Securities. Each Fund may purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"), or the availability of an exemption from registration (such as Rule 144A) or because they are subject to other legal or contractual delays in or restrictions on resale. The absence of a trading market can make it difficult to ascertain a market value for these investments. This investment practice, therefore, could have the effect of increasing the level of illiquidity of a Fund. It is the Funds' policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of each Fund's net assets. The Trust's Board of Trustees has approved guidelines for use by the Adviser in determining whether a security is illiquid.

         Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the 1933 Act. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If adverse market conditions were to develop during the period between a Fund's decision to sell a restricted or illiquid security and the point at which a Fund is permitted or able to sell such security, a Fund might obtain a price less favorable than the price that prevailed when it decided to sell. Where a registration statement is required for the resale of restricted securities, a Fund may be required to bear all or part of the registration expenses. Each Fund may be deemed to be an "underwriter" for purposes of the 1933 Act when selling restricted securities to the public and, in such event, the Funds may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

Borrowing. As a matter of fundamental policy, the Funds will not borrow money, except as permitted under the Investment Company Act of 1940 (the "1940 Act"), as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. While the Trustees do not currently intend to borrow for investment leverage purposes, if such a strategy were implemented in the future it would increase the Funds' volatility and the risk of loss in a declining market. Borrowing by the Funds will involve special risk considerations. Although the principal of the Funds' borrowings will be fixed, the Funds' assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

Repurchase Agreements. Each Fund may enter into repurchase agreements with any member bank of the Federal Reserve System or any broker/dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's Investors Service ("Moody's) or by Standard & Poor's Ratings Services, a Division of The McGraw-Hill Companies, Inc. ("S&P").


         A repurchase agreement provides a means for a Fund to earn income on funds for periods as short as overnight. It is an arrangement under which a Fund acquires a debt security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Obligations subject to a repurchase agreement are held in a segregated account and the value of such Obligations kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation subject to the repurchase agreement. Obligations will be held by the Fund's custodian or in the Federal Reserve Book Entry system.

         For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would risk losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund involved will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Warrants. Each Fund may invest in warrants up to 5% of the value of its respective total assets. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option.
Thus, if a warrant held by a Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain liquid assets in a segregated custodial account to cover its obligation under the agreement. Each Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by the Adviser. Such transactions may increase fluctuations in the market value of a Fund's assets and may be viewed as a form of leverage.


Investment Company Securities. Each may acquire securities of other investment companies to the extent consistent with its investment objective and subject to the limitations of the 1940 Act. Each Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

For example, each Fund may invest in a variety of investment companies which seek to track the composition and performance of specific indexes or a specific portion of an index. These index-based investments hold substantially all

1of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specified index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Examples of index-based investments include:

SPDRs(R): SPDRs, an acronym for "Standard & Poor's Depositary Receipts," are based on the S&P 500 Composite Stock Price Index. They are issued by the SPDR Trust, a unit investment trust that holds shares of substantially all the companies in the S&P 500 in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

MidCap SPDRs(R): MidCap SPDRs are based on the S&P MidCap 400 Index. They are issued by the MidCap SPDR Trust, a unit investment trust that holds a portfolio of securities consisting of substantially all of the common stocks in the S&P MidCap 400 Index in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

Select Sector SPDRs(R): Select Sector SPDRs are based on a particular sector or group of industries that are represented by a specified Select Sector Index within the Standard & Poor's Composite Stock Price Index. They are issued by The Select Sector SPDR Trust, an open-end management investment company with nine portfolios that each seeks to closely track the price performance and dividend yield of a particular Select Sector Index.

DIAMONDS(SM): DIAMONDS are based on the Dow Jones Industrial Average(SM). They are issued by the DIAMONDS Trust, a unit investment trust that holds a portfolio of all the component common stocks of the Dow Jones Industrial Average and seeks to closely track the price performance and dividend yield of the Dow.

Nasdaq-100 Shares: Nasdaq-100 Shares are based on the Nasdaq 100 Index. They are issued by the Nasdaq-100 Trust, a unit investment trust that holds a portfolio consisting of substantially all of the securities, in substantially the same weighting, as the component stocks of the Nasdaq-100 Index and seeks to closely track the price performance and dividend yield of the Index.

WEBs(SM): WEBs, an acronym for "World Equity Benchmark Shares," are based on 17 country-specific Morgan Stanley Capital International Indexes. They are issued by the WEBs Index Fund, Inc., an open-end management investment company that seeks to generally correspond to the price and yield performance of a specific Morgan Stanley Capital International Index.


Lending of Portfolio Securities. Each Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the Securities and Exchange Commission (the"SEC"), such loans may be made to member firms of the Exchange, and would be required to be secured continuously by collateral in cash, U.S. Government securities or other high grade debt obligations maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. Each Fund would have the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, a Fund would continue to receive the equivalent of the interest paid by the issuer on the securities loaned and would also receive compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned currently from securities loans of this type justifies the attendant risk. If a Fund determines to make securities loans, the value of the securities loaned will not exceed 5% of the value of the Fund's total assets at the time any loan is made.

Short Sales Against the Box. Each Fund may make short sales of common stocks if, at all times when a short position is open, the applicable Fund owns the stock or owns preferred stocks or debt securities convertible or exchangeable, without payment of further consideration, into the shares of common stock sold short. Short sales of this kind are referred to as short sales "against the box." The broker/dealer that executes a short sale generally invests cash proceeds of the sale until they are paid to a Fund. Arrangements may be made with the broker/dealer to obtain a portion of the interest earned by the broker on the investment of short sale proceeds.

Debt Securities. In general, the prices of debt securities rise when interest rates fall, and vice versa. This effect is usually more pronounced for longer term debt securities. When the Adviser believes that it is appropriate to do so in order to achieve a Fund's objective of long-term capital appreciation, the Funds may invest in debt securities, including bonds of private issuers. Portfolio debt investments will be selected on the basis of, among other things, credit quality, and the fundamental outlooks for currency, economic and interest rate trends, taking into account the ability to hedge a degree of currency or local bond price risk. The Funds may purchase "investment-grade" bonds, rated Aaa, Aa, A or Baa by Moody's or AAA, AA, A or BBB by S&P or, if unrated, judged to be of equivalent quality as determined by the Adviser.




Strategic Transactions and Derivatives. Each Fund may, but is not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of fixed-income securities in each Fund's portfolio, or enhancing potential gain. These strategies may be executed through the use of derivative contracts.

         In the course of pursuing these investment strategies, each Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors, collars, currency forward contracts, currency futures contracts, currency swaps or options on currencies, or currency futures and various other currency transactions (collectively, all the above are called "Strategic Transactions"). In addition, strategic transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limitations imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for each Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect each Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in each Fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of each Fund's assets will be committed to
Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of each Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. Each Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of each Fund, and each Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of each Fund.

         Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to each Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation each Fund can realize on its investments or cause each Fund to hold a security it might otherwise sell. The use of currency transactions can result in each Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of each Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of each Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, each Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, each Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving each Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. Each Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect each Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Each Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

         With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         Each Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. Each Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting each Fund to require the Counterparty to sell the option back to each Fund at a formula price within seven days. Each Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with each Fund or fails to make a cash settlement payment due in accordance with the terms of that option, each Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. Each Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that OTC options purchased by each Fund, and portfolio securities "covering" the amount of each Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to each Fund's limitation on investing no more than 15% of its net assets in illiquid securities.

         If each Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase each Fund's income. The sale of put options can also provide income.

         Each Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. . Each Fund will not purchase call options unless the aggregate premiums paid on all options held by each Fund at any time do not exceed 20% of its total assets. All calls sold by each Fund must be "covered" (i.e., each Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though each Fund will receive the option premium to help protect it against loss, a call sold by each Fund exposes each Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require each Fund to hold a security or instrument which it might otherwise have sold.

         Each Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. Each Fund will not purchase put options unless the aggregate premiums paid on all options held by each Fund at any time do not exceed 20% of its total assets. Each Fund will not sell put options if, as a result, more than 50% of each Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that each Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. Each Fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by each Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         Each Fund's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio and return enhancement management purposes. Typically, maintaining a futures contract or selling an option thereon requires each Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of each Fund. If each Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

         Each Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of each Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. Each Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. Each Fund may engage in currency transactions with Counterparties primarily in order to hedge, or manage the risk of the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. Each Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Adviser.

         Each Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions except as described below. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of each Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

         Each Fund generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

         Each Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which each Fund has or in which each Fund expects to have portfolio exposure.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, each Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which each Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of each Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of each Fund's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), each Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to each Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that each Fund is engaging in proxy hedging. If each Fund enters into a currency hedging transaction, each Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to each Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of each Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which each Fund may enter are interest rate, currency, index and other swaps and the purchase or sale of related caps, floors and collars. Each Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities each Fund anticipates purchasing at a later date. Each Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream each Fund may be obligated to pay. Interest rate swaps involve the exchange by each Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

Each Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with each Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as each Fund will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, the Adviser and each Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. Each Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, each Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar   Instruments.   Each  Fund  may  make   investments   in  Eurodollar
instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. Each Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in each Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that each Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by each Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by each Fund will require each Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by each Fund on an index will require each Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by each Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

         Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid assets denominated in that currency equal to the Fund's obligations or to segregate cash or liquid assets equal to the amount of the Fund's obligation.

         OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

         With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid assets having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

         Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating cash or liquid assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.


Investment Restrictions

         Unless specified to the contrary, the following restrictions are fundamental policies of each Fund and may not be changed without the approval of a majority of the outstanding voting securities of that Fund which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or represented by proxy; or (2) more than 50% of the outstanding shares of the Fund.

         If a percentage restriction on investment or utilization of assets as set forth under "Investment Restrictions" and "Other Investment Policies" above is adhered to at the time an investment is made, later change in percentage resulting from changes in the value or the total cost of a Fund's assets will not be considered a violation of the restriction.

         Each Fund has elected to be classified as a diversified series of an open-end investment company.

         As a matter of fundamental policy, each Fund may not:

         (1)      borrow  money,  except as  permitted  under  the 1940 Act,  as
                  amended,   and  as   interpreted  or  modified  by  regulatory
                  authority having jurisdiction, from time to time;

         (2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (3) concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (4) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         (5) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

         (6)      purchase  physical   commodities  or  contracts   relating  to
                  physical commodities; or

         (7) make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

         The Trustees of the Trust have voluntarily adopted certain policies and restrictions, which are observed in the conduct of each Fund's affairs. These represent intentions of the Trustees based upon current circumstances. Nonfundamental policies may be changed by the Trustees of the Trust and without shareholder approval.

         As a matter of nonfundamental policy, each Fund currently does not intend to:

         (a) borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings;

         (b) enter into either reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

         (c) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments,
                  (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

         (d) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

         (e) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

         (f) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

         (g) lend portfolio securities in an amount greater than 5% of its total assets.

                                    PURCHASES



Additional Information About Opening An Account

         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 of Fund shares through Scudder Investor Services, Inc. (the "Distributor") by letter, fax, TWX, or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have a certified Tax Identification Number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call, the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the taxpayer identification or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, State Street Bank and Trust Company, Boston, MA 02110, ABA Number 011000028, DDA Account Number: 9903-5552. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send the completed and signed application to the Fund promptly.

         The minimum initial purchase amount is less than $2,500 under certain special plan accounts.

Minimum balances

         Shareholders should maintain a share balance worth at least $2,500 ($1,000 for fiduciary accounts such as IRAs, and custodial accounts such as Uniform Gift to Minor Act, and Uniform Trust to Minor Act accounts), which amount may be changed by the Board of Trustees. A shareholder may open an account with at least $1,000 ($500 for fiduciary/custodial accounts), if an automatic investment plan (AIP) of $100/month ($50/month for fiduciary/custodial accounts) is established. Scudder group retirement plans and certain other accounts have similar or lower minimum share balance requirements.

         Each Fund reserves the right, following 60 days' written notice to applicable shareholders, to:

o assess an annual $10 per Fund charge (with the fee to be paid to each Fund) for any non-fiduciary/non-custodial account without an automatic investment plan (AIP) in place and a balance of less than $2,500; and

o redeem all shares in Fund accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Funds will mail the proceeds of the redeemed account to the shareholder.

         Reductions in value that result solely from market activity will not trigger an involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to a fee or automatic redemption.

         Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or
UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.

Additional Information About Making Subsequent Investments


         Subsequent purchase orders for $10,000 or more and for an amount not greater than four times the value of the shareholder's account may be placed by telephone, fax, etc. by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder Horizon Plan, Scudder Profit Sharing and Money Purchase Pension Plans, Scudder 401(k) and Scudder 403(b) Plan holders), members of the NASD, and banks. Orders placed in this manner may be directed to any office of the Distributor listed in the Funds' prospectus. Contact the Distributor at 1-800-SCUDDER for additional information. A confirmation of the purchase will be mailed out promptly following receipt of a request to buy. Federal regulations require that payment be received within three business days. If payment is not received within that time, the order is subject to cancellation. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by the Funds or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Funds or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to the Funds.


Additional Information About Making Subsequent Investments by QuickBuy

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Funds by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange"), normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Funds may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form, shareholders should allow 15 days for this service to be available.

         Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that each Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Checks

         A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

         If shares of the Funds are purchased by a check which proves to be uncollectible, the Trust reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Trust or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the applicable Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from, or restricted in, placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

         To obtain the net asset value determined as of the close of regular trading on the Exchange on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to the Funds prior to the close of regular trading on the Exchange (normally 4 p.m. eastern time).

         The bank sending an investor's federal funds by bank wire may charge for the service. Presently, the Distributor pays a fee for receipt by State Street Bank and Trust Company (the "Custodian") of "wired funds," but the right to charge investors for this service is reserved.

         Boston banks are closed on certain holidays although the Exchange may be open. These holidays include Columbus Day (the 2nd Monday in October) and Veterans Day (November 11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of the Funds.

Share Price

         Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value normally will be computed as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will receive the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than each Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") by the close of regular trading on the Exchange.

Share Certificates

         Due to the desire of the Trust's management to afford ease of redemption, certificates will not be issued to indicate ownership in the Funds. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

Other Information

         Each Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for the Funds' shares. Those brokers may also designate other parties to accept purchase and redemption orders on the Fund's behalf. Orders for purchase or redemption will be deemed to have been received by the Funds when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between the Funds and the broker, ordinarily orders will be priced at the Funds' net asset value next computed after acceptance by such brokers or their authorized designees.
Further, if purchases or redemptions of the Funds' shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, also the Funds' principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of the Funds at any time for any reason.

         The Board of Trustees and the Distributor each has the right to limit, for any reason, the amount of purchases by, and to refuse to, sell to any person, and each may suspend or terminate the offering of shares of the Funds at any time for any reasons.

         The Tax Identification Number section of the application must be completed when opening an account. Applications and purchase orders without a correct certified tax identification number and certain other certified information (e.g. from exempt organizations, certification of exempt status) will be returned to the investor. Each Fund reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the applicable Fund with a tax identification number during the 30-day notice period.

         The Trust may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS



Exchanges


         Exchanges are comprised of a redemption from one Scudder fund and purchase into another Scudder fund. The purchase side of the exchange may be either an additional investment into an existing account or may involve opening a new account in another fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges into a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee.

         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at the respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time. There is no charge to the shareholder for any exchange described above (except for exchanges from funds which impose a redemption fee on shares held less than a year. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder and the proceeds of such exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Fund and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-SCUDDER.

Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.


Redemption by Telephone

         Shareholders currently receive the right, automatically without having to elect it, to redeem by telephone up to $100,000 and have the proceeds mailed to their address of record. Shareholders may request to have the proceeds mailed or wired to their pre-designated bank account. In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

         (a) NEW INVESTORS wishing to establish telephone redemption to a predesignated bank account must complete the appropriate section on the application.

         (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit-Sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5 charge for all wire redemptions.

         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

         Redemption requests by telephone (technically a repurchase by agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared which may take up to seven business days.

Redemption By QuickSell

         Shareholders whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickSell program may sell shares of a Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4 p.m. eastern time, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which redemption proceeds will be credited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders that wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow 15 days for this service to be available.

         Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption by Mail or Fax

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not limited to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding certificated shares or shares registered in other than individual names contact the Transfer Agent prior to redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within five business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven days of payment for shares tendered for repurchase or redemption may result but only until the purchase check has cleared.


         The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-225-SCUDDER.


Redemption-in-Kind

         The Trust reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by a Fund and valued as they are for purposes of computing a Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which a Fund is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of the period.

Other Information

         Clients, officers or employees of the Adviser or of an affiliated organization, and members of such clients', officers' or employees' immediate families, banks and members of the NASD may direct redemption requests to the Trust through Scudder Investor Services, Inc. at Two International Place, Boston, Massachusetts 02110-4103 by letter, fax, TWX, or telephone. A two-part confirmation will be mailed out promptly after receipt of the request. A written request in good order as described above and any certificates with a proper original signature guarantee(s), as described in the Funds' prospectuses under "Transaction information -- Signature guarantees", should be sent with a copy of the invoice to Scudder Service Corporation, Confirmed Processing Department, Two International Place, Boston, Massachusetts 02110-4103. Failure to deliver shares or required documents (see above) by the settlement date may result in cancellation of the trade and the shareholder will be responsible for any loss incurred by a Fund or the principal underwriter by reason of such cancellation. The Trust shall have the authority, as agent of the shareholder, to redeem shares in the account to reimburse a Fund or the principal underwriter for the loss incurred. Net losses on such transactions, which are not recovered from the shareholder, will be absorbed by the principal underwriter. Any net gains so resulting will accrue to a Fund. For this group, repurchases will be carried out at the net asset value next computed after such repurchase requests have been received. The arrangements described in this paragraph for repurchasing shares are discretionary and may be discontinued at any time.

         If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder will receive in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. The Funds do not impose a redemption or repurchase charge, although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemption of shares, including an exchange into another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (See "TAXES.")

         Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

         The Trust's Declaration of Trust provides that the determination of net asset value may be suspended and a shareholder's right to redeem shares and to receive payments may be suspended at times during which a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund fairly to determine the value of its net assets, or (d) a governmental body having jurisdiction over the Trust may, by order, permit such a suspension for the protection of a Fund's shareholders; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in
(b), (c) or (d) exist.

                   FEATURES AND SERVICES OFFERED BY THE FUNDS



The No-Load Concept

         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its Scudder Family of Funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.

         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Conduct Rules, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.

         Because funds and classes in the Scudder Family of Funds do not pay any asset-based sales charges or service fees, Scudder uses the phrase no-load to distinguish Scudder funds and classes from other load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

Internet access

World Wide Web Site -- The address of the Scudder Funds site is http://www.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.



Account Access -- Scudder is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         Scudder's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders that have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.



Dividends and Capital Gains Distribution Options


         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of the Funds. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders also may change their dividend option either by calling 1-800-225-SCUDDER or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "Purchases" in the Funds' prospectuses for the address.


         Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of a Fund.


         Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after a Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-SCUDDER. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.


         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.



Reports to Shareholders

         The Trust issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights.

Transaction Summaries


         Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-SCUDDER.


                          THE SCUDDER FAMILY OF FUNDS




         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds;a list of Scudder's funds follows.


MONEY MARKET


MONEY MARKET
         Scudder U.S. Treasury Money Fund
         Scudder Cash Investment Trust

         Scudder Money Market Series+
         Scudder Government Money Market Series+

TAX FREE MONEY MARKET
         Scudder Tax Free Money Fund
         Scudder Tax Free Money Market Series+
         Scudder California Tax Free Money Fund*
         Scudder New York Tax Free Money Fund*

TAX FREE
         Scudder Limited Term Tax Free Fund
         Scudder Medium Term Tax Free Fund
         Scudder Managed Municipal Bonds
         Scudder High Yield Tax Free Fund
         Scudder California Tax Free Fund*
         Scudder Massachusetts Limited Term Tax Free Fund*
         Scudder Massachusetts Tax Free Fund*
         Scudder New York Tax Free Fund* Scudder Ohio Tax Free Fund*

U.S. INCOME
         Scudder Short Term Bond Fund
         Scudder GNMA Fund
         Scudder Income Fund
         Scudder Corporate Bond Fund
         Scudder High Yield Bond Fund

GLOBAL INCOME
         Scudder Global Bond Fund
         Scudder International Bond Fund
         Scudder Emerging Markets Income Fund

ASSET ALLOCATION
         Scudder Pathway Series: Conservative Portfolio
         Scudder Pathway Series: Balanced Portfolio
         Scudder Pathway Series: Growth Portfolio

U.S. GROWTH AND INCOME
         Scudder Balanced Fund
         Scudder Dividend & Growth Fund
         Scudder Growth and Income Fund
         Scudder Select 500 Fund
         Scudder 500 Index Fund
         Scudder Real Estate Investment Fund

U.S. GROWTH

     Value
         Scudder Large Company Value Fund
         Scudder Value Fund**

--------
+        The institutional  class of shares is not part of the Scudder Family of
         Funds.
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.
**       Only the Scudder Shares are part of the Scudder Family of Funds.

         Scudder Small Company Value Fund
         Scudder Micro Cap Fund

     Growth
         Scudder Classic Growth Fund**
         Scudder Large Company Growth Fund
         Scudder Select 1000 Growth Fund
         Scudder Development Fund
         Scudder 21st Century Growth Fund

GLOBAL EQUITY

     Worldwide
         Scudder Global Fund
         Scudder International Value Fund
         Scudder International Growth and Income Fund
         Scudder International Fund***
         Scudder International Growth Fund
         Scudder Global Discovery Fund**
         Scudder Emerging Markets Growth Fund
         Scudder Gold Fund

     Regional
        Scudder Greater Europe Growth Fund
         Scudder Pacific Opportunities Fund
         Scudder Latin America Fund
         The Japan Fund, Inc.

INDUSTRY SECTOR FUNDS

     Choice Series
         Scudder Financial Services Fund
         Scudder Health Care Fund
         Scudder Technology Fund

SCUDDER PREFERRED SERIES
         Scudder Tax Managed Growth Fund
         Scudder Tax Managed Small Company Fund


         The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.


         Certain Scudder funds or classes thereof may not be available for purchase or exchange. For more information, please call 1-800-SCUDDER.




--------
***      Only the International Shares are part of the Scudder Family of Funds.

                              SPECIAL PLAN ACCOUNTS




         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. The discussions of the plans below describe only certain aspects of the federal income tax treatment of the plan. The state tax treatment may be different and may vary from state to state. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

         Shares of the Funds may also be a permitted investment under profit sharing and pension plans and IRAs other than those offered by the Funds' distributor depending on the provisions of the relevant plan or IRA.

         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans: Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals

         Shares of the Funds may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code as to form.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

         Shares of the Funds may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA: Individual Retirement Account

         Shares of the Funds may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

         A single individual who is not an active participant in an employer-maintained retirement plan, such as a pension or profit sharing plan, a governmental plan, a simplified employee pension plan, a simple retirement account, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. If an individual is an active participant, the deductibility of his or her IRA contributions in 2000 is phased out if the individual has gross income between $32,000 and $42,000 and is single, if the individual has gross income between $52,000 and $62,000 and is married filing jointly, or if the individual has gross income between $0 and $10,000 and is married filing separately; the phase-out ranges for individuals who are single or married filing jointly are subject to annual adjustment through 2005 and 2007, respectively. If an individual is married filing jointly and the individual's spouse is an active participant but the individual is not, the deductibility of his or her IRA contributions is phased out if their combined gross income is between $150,000 and $160,000. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable.

         An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,000 per individual for married couples, even if only one spouse has earned income). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

Scudder Roth IRA: Individual Retirement Account

         Shares of the Funds may be purchased as the underlying investment for a Roth Individual Retirement Account which meets the requirements of Section 408A of the Internal Revenue Code.

         A single individual earning below $95,000 can contribute up to $2,000 per year to a Roth IRA. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can contribute a full $4,000 per year ($2,000 per IRA). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

         An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed $2,000. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

         All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one-time use) or upon death or disability. All other distributions of earnings from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, certain medical expenses, the purchase of health insurance for an unemployed individual and qualified higher education expenses.

         An individual with an income of $100,000 or less (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. Individuals who complete the rollover in 1998 will be allowed to spread the tax payments over a four-year period. After 1998, all taxes on such a rollover will have to be paid in the tax year in which the rollover is made.

Scudder 403(b) Plan

         Shares of the Funds may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan

Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "Transaction information -- Redeeming shares -- Signature guarantees" in the Funds' prospectus. Any such requests must be received by the Funds' transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all shares of the Funds under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-SCUDDER.

Group or Salary Deduction Plan

         An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Trust and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

         The Trust reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

         Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

         The Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.



                   DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS



         Each Fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. A

Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. If it appears to be in the best interest of a Fund and its shareholders, a Fund may retain all or part of such gain for reinvestment after paying the related federal income taxes which shareholders may then claim as a credit on their returns. (See "TAXES.") If a Fund does not distribute the amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, the Fund may be subject to that excise tax. (See "TAXES.") In certain circumstances, a Fund may determine that it is in the interest of shareholders to distribute less than the required amount.

         The Funds intend to declare in December any net realized capital gains resulting from its investment activity and any dividend from investment company taxable income. The Funds intend to distribute the December dividends and capital gains either in December or in the following January. Any dividends or capital gains distributions declared in October, November, or December with a record date in that month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. If a shareholder has elected to reinvest any dividends and/or other distributions, such distributions will be made in shares of that Fund and confirmations will be mailed to each shareholder. If a shareholder has chosen to receive cash, a check will be sent.

                            PERFORMANCE INFORMATION



         From time to time, quotations of the Funds' performance may be included in advertisements, sales literature or reports to shareholders or prospective investors.

Average Annual Total Return

         Average annual total return is the average annual compound rate of return for the periods of one year, five years and ten years (or such shorter periods as may be applicable dating from the commencement of a Fund's operations), all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Funds' shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by computing the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1

         Where:
                    T        =       Average Annual Total Return
                    P        =       a hypothetical initial investment of $1,000
                    n        =       number of years
                    ERV      =       ending  redeemable  value:  ERV  is the
                                     value,   at  the  end  of  the  applicable
                                     period,    of   a   hypothetical    $1,000
                                     investment made at the beginning of the applicable period.

         As described above, average annual total return is based on historical earnings and is not intended to indicate future performance. Average annual total return for a Fund or class will vary based on changes in market conditions and the level of a Fund's and class' expenses.

         In connection with communicating its average annual total return to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Cumulative Total Return

         Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Funds' shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) - 1

                  Where:

                 C          =       Cumulative Total Return
                 P          =       a hypothetical initial investment of $1,000
                 ERV        =       ending redeemable value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

Total Return

         Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

         From time to time, in advertisements, sales literature, and reports to shareholders or prospective investors, figures relating to the growth in the total net assets of a Fund apart from capital appreciation will be cited, as an update to the information in this section, including, but not limited to: net cash flow, net subscriptions, gross subscriptions, net asset growth, net account growth, and subscription rates. Capital appreciation generally will be covered by marketing literature as part of the Funds' and classes' performance data.

Comparison of Fund Performance

         A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

         In  connection  with   communicating  its  performance  to  current  or
prospective shareholders, each Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones Industrial Average, the Consumer Price Index, S&P 500, the Nasdaq OTC Composite Index, the Nasdaq Industrials Index, the Russell 1000 Index, the Russell 2000 Index, the Wilshire Real Estate Securities Index and statistics published by the Small Business Administration.

         From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.

         From time to time, in marketing and other Fund literature, Trustees and officers of the Trust, a Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

         Each Fund may be advertised as an investment choice in Scudder's college planning program.



         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares each Fund to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.



         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about this Fund.

                            ORGANIZATION OF THE FUNDS



         The Funds are separate series of Value Equity Trust. Value Equity Trust, formerly Scudder Equity Trust, is a Massachusetts business trust established under a Declaration of Trust dated October 16, 1985, as amended. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest, par value $0.01 per share. The Trust's shares are currently divided into four series: Scudder Large Company Value Fund, Value Fund, Scudder Select 500 Fund and Scudder Select 1000 Growth Fund. The Trustees have the authority to issue additional series of shares. If more than one series of shares were issued and a series were unable to meet its obligations, the remaining series might have to assume the unsatisfied obligations of that series.

         All shares of each of Scudder Select 500 Fund and Scudder Select 1000 Growth Fund are of one class and have equal rights as to voting, dividends and liquidation. All shares issued and outstanding will be fully paid and nonassessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Funds' prospectus.

         Each share of each class of a Fund shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters that such shares (or class of shares) shall be entitled to vote. Shareholders of each Fund shall vote together on any matter, except to the extent otherwise required by the 1940 Act, or when the Board of Trustees has determined that the matter affects only the interest of shareholders of one or more classes of a Fund, in which case only the shareholders of such class or classes of that Fund shall be entitled to vote thereon. Any matter shall be deemed to have been effectively acted upon with respect to a Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Fund's Declaration of Trust. As used in this Statement of Additional Information, the term "majority", when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Funds and all additional portfolios (e.g., election of directors), means the vote of the lesser of (i) 67% of the Fund's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the Fund's outstanding shares. The term "majority", when referring to the approvals to be obtained from shareholders in connection with matters affecting a single Fund or any other single portfolio (e.g., annual approval of investment management contracts), means the vote of the lesser of (i) 67% of the shares of the portfolio represented at a meeting if the holders of more than 50% of the outstanding shares of the portfolio are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the portfolio. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

         Each share of a Fund represents an equal proportionate interest in that Fund with each other share of the same Fund and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Fund's Board of Trustees. In the event of the liquidation or dissolution of the Fund, shares of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a proportionate distribution, based upon the relative net assets of the Funds, of any general assets not attributable to a Fund that are available for distribution.

         The Trustees, in their discretion, may authorize the division of shares of a Fund (or shares of a series) into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution.

         Currently, the assets of Value Equity Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with a proportionate share of the general liabilities of Value Equity Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of Value Equity Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of Value Equity Trust, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

         The Trust's predecessor was organized in 1966 as a Delaware corporation under the name "Scudder Duo-Vest Inc." as a closed-end, diversified dual-purpose investment company. Effective April 1, 1982, its original dual-purpose nature was terminated and it became an open-end investment company with only one class of shares outstanding. At a Special Meeting of Shareholders held May 18, 1982, the shareholders voted to amend the investment objective to seek to maximize long-term growth of capital and to change the name of the corporation to "Scudder Capital Growth Fund, Inc." ("SCGF, Inc."). The fiscal year end of SCGF, Inc. was changed from March 31 to September 30 by action of its Directors on May 18, 1982. Effective as of September 30, 1982, Scudder Special Fund, Inc. was merged into SCGF, Inc. In October 1985, the Fund's form of organization was changed to a Massachusetts business trust upon approval of the shareholders.

         Shares of Value Equity Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to the other series.

         The Trust has a Declaration of Trust which provides that obligations of a Fund are not binding upon the Trustees individually but only upon the property of that Fund, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that a Fund involved will indemnify the Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund involved. Nothing in the Declaration of Trust, however, protects or indemnifies a Trustee or officer against any liability to which that person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of that person's office.

         No series of the Trust shall be liable for the obligations of any other series.

                               INVESTMENT ADVISER




         Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U. S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On December 31, 1997, Zurich Insurance Company ("Zurich") acquired a majority interest in the Adviser, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of the Adviser. The Adviser's name changed to Scudder Kemper Investments, Inc. On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.




         Founded  in  1872,  Zurich  is  a  multinational,   public  corporation
organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.


         The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations, as well as providing investment advice to over 280 open- and closed-end mutual funds.

         The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Adviser receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities. Scudder's international investment management team travels the world, researching hundreds of companies. In selecting the securities in which the Funds may invest, the conclusions and investment decisions of the Adviser with respect to the Funds are based primarily on the analyses of its own research department.

         Certain investments may be appropriate for a Fund and also for other clients advised by the Adviser. Investment decisions for a Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Fund.


         In certain cases, the investments for the Fund are managed by the same individuals who manage one or more other mutual funds advised by the Adviser, that have similar names, objectives and investment styles. You should be aware that the Fund is likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of these other mutual funds.

         The present management agreements (the "Agreements") were approved by the Trustees on March 1, 1999 and became effective March 31, 1999. The Agreements will continue in effect until September 30, 2000 and from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the respective Fund. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminate in the event of their assignment.


         Under each Agreement, the Adviser regularly provides a Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objectives, policies and restrictions and determines what securities shall be purchased for the portfolio of the Fund, what portfolio securities shall be held or sold by the Fund, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Trust's Declaration of Trust and By-Laws, of the 1940 Act and the Code and to the Fund's investment objectives, policies and restrictions, and subject, further, to such policies and instructions as the Trustees of the Trust may from time to time establish. The Adviser also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Trust.

         Under each Agreement, the Adviser also renders significant administrative services (not otherwise provided by third parties) necessary for a Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders, supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, custodians, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Funds; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Trustees.

         The Adviser pays the compensation and expenses (except those of attending Board and committee meetings outside New York, New York and Boston, Massachusetts) of all trustees, officers and executive employees of the Trust affiliated with the Adviser and makes available, without expense to the Funds, the services of such trustees, officers and employees as may duly be elected officers, subject to their individual consent to serve and to any limitations imposed by law, and provides the Funds' office space and facilities.

         For the Adviser's services, Scudder Select 500 Fund pays the Adviser a fee equal to 0.75 of average daily net assets; payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The Adviser has agreed to maintain the annualized expenses of the Fund at no more than 0.75% of the average daily net assets of the Fund until June 30, 2000.

         For the Adviser's services, Scudder Select 1000 Growth Fund pays the Adviser a fee equal to 0.75 of average daily net assets; payable monthly, provided the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The Adviser has agreed to maintain the annualized expenses of the Fund at no more than 0.75% of the average daily net assets of the Fund until June 30, 2001. For the period ended February 29, 2000, the Adviser did not impose any of its management fee for Scudder Select 500 Fund and Scudder Select 1000 Growth Fund, amounting to $183,253 and $126,070, respectively.

         Under each Agreement a Fund is responsible for all of its other expenses including broker's commissions; legal, auditing and accounting expenses; the calculation of net asset value; taxes and governmental fees; the fees and expenses of the Transfer Agent; the cost of preparing share certificates or any other expenses including clerical expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; fees and expenses incurred in connection with membership in investment company organizations; the fees and expenses of the Trustees, officers and employees of the Fund who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Trust may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Funds. The Funds are also responsible for expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto. Each Agreement expressly provides that the Adviser shall not be required to pay a pricing agent of any Fund for portfolio pricing services, if any.

         The Agreement identifies the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder Stevens and Clark, Inc." (together, the "Scudder Marks").

Under this license, the Trust, with respect to the Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services.

         In reviewing the terms of each Agreement and in discussions with the Adviser concerning each Agreement, Trustees who are not "interested persons" of the Trust are represented by independent counsel at the Funds' expense.

         Each Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which each Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreements.

         Officers and employees of the Adviser from time to time may have transactions with various banks, including the Funds' custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions were not influenced by existing or potential custodial or other Fund relationships.

         The Adviser may serve as adviser to other funds with investment objectives and policies similar to those of the Funds that may have different distribution arrangements or expenses, which may affect performance.

         None of the officers or Trustees of the Trust may have dealings with a Fund as principals in the purchase or sale of securities, except as individual subscribers or holders of shares of a Fund.


         The term Scudder Investments is the designation given to the services provided by Scudder Kemper Investments, Inc. and its affiliates to the Scudder Family of Funds.

         Pursuant to an Agreement between the Adviser and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Adviser has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Adviser with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLink(SM) Program. The Adviser will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLink(SM) Program will be a customer of the Adviser (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLink(SM) is a service mark of AMA Solutions, Inc.


Personal Investments by Employees of the Adviser


The Funds, the Adviser and principal underwriter have each adopted codes of ethics under rule 17j-1 of the Investment Company Act. Board members, officers of the Funds and employees of the Adviser and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Fund, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Adviser's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund. Among other things, the Adviser's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Adviser's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                                 [To Be Updated]


                              TRUSTEES AND OFFICERS

                                                                                                Position with
                                                                                                Underwriter,
                                       Position              Principal                          Scudder Investor
Name and Address                       With Trust            Occupation**                       Services, Inc.
----------------                       ----------            ------------                       --------------



                                       40

                                                                                                Position with
                                                                                                Underwriter,
                                       Position              Principal                          Scudder Investor
Name and Address                       With Trust            Occupation**                       Services, Inc.
----------------                       ----------            ------------                       --------------


         As of May 31, 2000, all Trustees and officers of the Trust as a group owned beneficially (as that term is defined in Section 13(d) under the Securities and Exchange Act of 1934) less than 1% of the shares of each Fund.


         To the best of the Trust's knowledge, as of March 31, 1999 no person owned beneficially more than 5% of a Fund's outstanding shares, except as stated above.

         The Trustees and officers of the Trust also serve in similar capacities with respect to other Scudder funds.

                                  REMUNERATION

Responsibilities of the Board -- Board and Committee Meetings

         The Board of Trustees is responsible for the general oversight of each Fund's business. A majority of the Board's members are not affiliated with the Adviser. These "Independent Trustees" have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.

         The Board of Trustees meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures designated to assure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates, and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by the Funds' independent public accountants and by independent legal counsel selected by the Independent Trustees.

         All of the Independent Trustees serve on the Committee on Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects each Fund's independent public accountants and reviews accounting policies and controls.

Compensation of Officers and Trustees

         The Independent Trustees receive the following compensation from each Fund of Value Equity Trust: an annual trustee's fee of $3,500; a fee of $325 for attendance at each board meeting, audit committee meeting, or other meeting held for the purposes of considering arrangements between the Trust on behalf of each Fund and the Adviser or any affiliate of the Adviser; $100 for all other committee meetings and reimbursement of expenses incurred for travel to and from Board Meetings. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at trustees' educational seminars or conferences, service on industry or association committees, participation as speakers at trustees' conferences or service on special trustee task forces or subcommittees. Independent Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance. Notwithstanding the schedule of fees, the Independent Trustees have in the past and may in the future waive a portion of their compensation.

         The Independent Trustees also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1998 from the Trust and from all of Scudder funds as a group.


                                 [To Be Updated]


                                          Value Equity Trust*                        All Scudder Funds
                                          -------------------                        -----------------

                                      Paid by             Paid by          Paid by                Paid by
     Name                            the Trust         the Adviser(1)      the Funds           the Adviser(1)
     ----                            ---------         --------------      ---------           --------------
     Paul Bancroft III,               $14,750               $850           $174,200          $8,925 (23 funds)
     Trustee

     Sheryle J. Bolton,               $14,750                $0            $149,050            $0 (21 funds)
     Trustee

     William T. Burgin,               $14,750               $850           $150,950          $8,925 (21 funds)
     Trustee

     Thomas J. Devine,                $14,750               $850           $162,450          $8,925 (22 funds)
     Honorary Trustee+

     Keith R. Fox,                    $15,250               $850           $156,800          $8,925 (21 funds)
     Trustee

     William H. Luers, Trustee        $13,250               $850           $157,050          $8,925 (24 funds)

     Wilson Nolen,                    $14,750               $850           $189,075          $6,375 (21 funds)
     Honorary Trustee+

     Joan E. Spero,** Trustee          $2,684                $0             $29,736            $0 (21 funds)

(1) The Adviser paid the compensation to the Trustees for meetings associated with the Adviser's alliance with B.A.T. See "Investment Adviser" for additional information.

* Value Equity Trust consists of four funds: Scudder Large Company Value Fund, Value Fund, Scudder Select 500 Fund and Scudder Select 1000 Growth Fund. Scudder Select 500 Fund and Scudder Select 1000 Growth Fund both became effective on March 31, 1999.

**       Elected as Trustee of the Trust in September 1998.

+        Elected as Honorary Trustee in December 1998, after serving as Trustee.


         During 1999, the Independent Trustees participated in [_] __ meetings of the Fund's board or board committees, which were held on [ ] different days during the year.


                                   DISTRIBUTOR


         The Trust, on behalf of each Fund, has an underwriting agreement pertaining to Scudder Select 500 Fund and Scudder Select 1000 Growth Fund with Scudder Investor Services, Inc. Two International Place, Boston, MA 02110 (the "Distributor"), a Massachusetts corporation, which is a subsidiary of the Adviser. This underwriting agreement dated September 7, 1998 will remain in effect until September 30, 2000 and from year to year thereafter only if its continuance is approved annually by a majority of the Trustees who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Trustees or a majority of the outstanding voting securities of the Trust. The underwriting agreement was last approved by the Trustees on August 8, 1998.


         Under the principal underwriting agreement, the Trust is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of the Trust's registration statement and prospectuses and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Trust or a Fund as a broker/dealer in various states, as required; the fees and expenses of preparing, printing and mailing prospectuses (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications (including newsletters) to shareholders of a Fund; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issuance taxes or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both a Fund and the Distributor.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of a Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of the Funds to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of service representatives, a portion of the cost of computer terminals, and of any activity which is primarily intended to result in the sale of the Fund's shares.

         Note: Although the Funds currently have no 12b-1 Plan and shareholder approval would be required in order to adopt such plans, the underwriting agreement provides that a Fund will also pay those fees and expenses permitted to be paid or assumed by a Fund pursuant to a 12b-1 Plan, if any, adopted by a Fund, notwithstanding any other provision to the contrary in the underwriting agreement and a Fund or a third party will pay those fees and expenses not specifically allocated to the Distributor in the underwriting agreement.

         As agent, the Distributor currently offers shares of a Fund on a continuous basis to investors in all states. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged the investor. The Distributor has made no firm commitment to acquire shares of a Fund.

                                      TAXES



         Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code or a predecessor statute and has qualified as such from its inception. Each Fund intends to continue to qualify for such treatment. Such qualification does not involve governmental supervision of management or investment practices or policies.

         If for any taxable year the Funds do not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Funds' earnings and profits, and would be eligible for the dividends-received deduction in the case of corporate shareholders.


         A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including net short-term capital gain in excess of net long-term capital loss) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

         Investment company taxable income generally is made up of dividends, interest, and net short-term capital gains in excess of net long-term capital losses, less expenses. Net capital gains (the excess of net long-term capital gain over net short-term capital loss) are computed by taking into account any capital loss carryforward of a Fund. Presently, each Fund has no capital loss carryforward.

         Each Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions at least equal to the sum of 98% of a Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses as prescribed in the Code) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

         Distributions of investment company taxable income are taxable to shareholders as ordinary income.

         Dividends from domestic corporations are expected to comprise a substantial part of each Fund's gross income. To the extent that such dividends constitute a portion of each Fund's gross income, a portion of the income distributions of a Fund may be eligible for the dividends received deduction for corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed under the federal income tax law and is eliminated if either those shares or the shares of the Fund are deemed to have been held by the Fund or the shareholders, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.

         Properly designated distributions of net capital gains are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of a Fund have been held by such shareholders. Such distributions are not eligible for the dividends received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as long-term capital gain distributions during such six-month period.

         If any net capital gains are retained by a Fund for reinvestment, requiring federal income taxes to be paid thereon by that Fund, each Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a proportionate share of federal income taxes paid by a Fund on such gains as a credit against the shareholder's federal income tax liability, and will be entitled to increase the adjusted tax basis of the shareholder's Fund shares by the difference between such reported gains and the shareholder's tax credit. However, retention of such gains by a Fund may cause the Fund to be liable for an excise tax on all or a portion of those gains.

         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of investment company taxable income and net realized capital gains, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.


         An individual may make a deductible IRA contribution for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or
(ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($52,000 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $52,000 and $62,000; $32,000 for a single individual, with a phase-out for adjusted gross income between $32,000 and $42,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,250 to IRAs for an individual and his or her non-earning spouse) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, contributions may be made to a spousal IRA even if the spouse has earnings in a given year, if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.


         Distributions by a Fund result in a reduction in the net asset value of that Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

         Equity options (including covered call options written on portfolio stock) and over-the-counter options on debt securities written or purchased by the Fund will be subject to tax under Section 1234 of the Code. In general, no loss will be recognized by a Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e. long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on a Fund's holding period for the option, and in the case of the exercise of a put option, on a Fund's holding period for the underlying property. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in a Fund's portfolio.

         If a Fund writes a covered call option on portfolio stock, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as short-term capital gain or loss. If the option is exercised, the character of the gain or loss depends on the holding period of the underlying stock.

         Positions of a Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes a Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stocks or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by a Fund.

         Many or all futures and forward contracts entered into by a Fund and many or all listed non-equity options written or purchased by a Fund (including options on debt securities, options on futures contracts, options on foreign currencies and options on securities indices) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last day of the Funds' fiscal year (as well as on October 31 for purposes of the 4% excise tax), all outstanding Section 1256 positions will be marked to market (i.e. treated as if such positions were sold at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options, and similar financial instruments entered into or acquired by the Fund will be treated as ordinary income. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in the relevant Fund's portfolio.

         Positions of a Fund which consist of at least one position not governed by Section 1256 and at least one futures or forward contract or non-equity option or other position governed by Section 1256 which substantially diminishes a Fund's risk of loss with respect to such other position may be treated as a "mixed straddle." Mixed straddles are subject to the straddle rules of Section 1092 of the Code and may result in the deferral of losses if the non-Section 1256 position is in an unrealized gain at the end of a reporting period.

         Notwithstanding any of the foregoing, recent tax law changes may require a Fund to recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

         Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will be required to recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other strategic transactions with respect to property that becomes substantially worthless.

         A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to a Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount imputed income will comprise a part of the investment company taxable income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the Fund's level.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         Each Fund will be required to report to the IRS all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of nonexempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld.

         Shareholders may be subject to state and local taxes on distributions received from a Fund and on redemptions of each Fund's shares. A brief explanation of the form and character of the distribution accompany each distribution. By January 31 of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

         The Trust is organized as a Massachusetts business trust. Neither the Trust nor a Fund is expected to be liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that each Fund qualifies as a regulated investment company under the Code.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

         Allocation of brokerage is supervised by the Adviser.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         The Funds' purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply research, market and statistical information to a Fund. The term "research, market and statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions for a Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research, market or statistical information. The Adviser will not place orders with broker/dealers on the basis that the broker/dealer has or has not sold shares of a Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

         To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through the Distributor, which is a corporation registered as a broker-dealer and a subsidiary of the Adviser; the Distributor will place orders on behalf of the Funds with issuers, underwriters or other brokers and dealers. The Distributor will not receive any commission, fee or other remuneration from the Funds for this service.

         Although certain research, market and statistical information from broker/dealers may be useful to a Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than a Fund, and the Adviser in connection with a Fund uses not all such information. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to a Fund.

         The Trustees review from time to time whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and advisable.

Portfolio Turnover

         Neither Fund's average annual portfolio turnover rate, i.e. the ratio of the lesser of sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less), is not expected to exceed 100% for the initial fiscal year.

         Higher levels of activity by a Fund result in higher transaction costs and may also result in taxes on realized capital gains to be borne by the Fund's shareholders. Purchases and sales are made for a Fund whenever necessary, in management's opinion, to meet the Fund's objectives.

                                 NET ASSET VALUE


         The net asset value of shares of each Funds is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined by dividing the value of the total assets of a Fund, less all liabilities, by the total number of shares outstanding.

         An exchange-traded equity security is valued at its most recent sale price on the exchange it is traded as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange as of the Value Time. Lacking a Calculated Mean, the security is valued at the most recent bid quotation on such exchange as of the Value Time. An equity security which is traded on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system will be valued at its most recent sale price on such system as of the Value Time. Lacking any sales, the security is valued at the most recent bid quotation as of the Value Time. The value of an equity security not quoted on the Nasdaq System, but traded in another over-the-counter market, is its most recent sale price if there are any sales of such security on such market as of the Value Time. Lacking any sales, the security is valued at the Calculated Mean quotation for such security as of the Value Time. Lacking a Calculated Mean quotation, the security is valued at the most recent bid quotation as of the Value Time.

         Debt securities, other than money market instruments, are valued at prices supplied by the Funds' pricing agent(s), which reflect broker/dealer supplied valuations and electronic data processing techniques. Money market instruments with an original maturity of sixty days or less maturing at par shall be valued by the amortized cost, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

         An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

         If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

         If, in the opinion of the Trust's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by a Fund is determined in a manner that, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

         Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.


                             ADDITIONAL INFORMATION

Experts


         The Financial highlights of the Funds included in the Funds' prospectuss and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, independent accountants, given on the authority of said firm as experts in auditing and accounting.
PricewaterhouseCoopers LLP audits the financial statements of the Funds and provided other audit, tax, and related services.

Shareholder Indemnification

         The Trust is an organization of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with a Fund's property or the acts, obligations or affairs of a Fund. The Declaration of Trust also provides for indemnification out of a Fund's property of any shareholder of a Fund held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder of a Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Other Information

         Many of the investment changes in a Fund will be made at prices different from those prevailing at the time they may be reflected in regular reports to shareholders of a Fund. These transactions will reflect investment decisions made by the Adviser in light of the objectives and policies of a Fund, and other factors, such as its other portfolio holdings and tax considerations should not be construed as recommendations for similar action by other investors.

         The name "Value Equity Trust" is the designation of the Trustees for the time being under a Declaration of Trust dated October 16, 1985, as amended, and all persons dealing with a Fund must look solely to the property of a Fund for the enforcement of any claims against a Fund as neither the Trustees, officers, agents, shareholders nor other series of the Trust assumes any personal liability for obligations entered into on behalf of a Fund. Upon the initial purchase of shares of a Fund, the shareholder agrees to be bound by the Trust's Declaration of Trust, as amended from time to time. The Declaration of Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts. All persons dealing with the Fund must look only to the assets of the Fund for the enforcement of any claims against a Fund as no other series of the Trust assumes any liabilities for obligations entered into on behalf of a Fund.

         The CUSIP number of Scudder Select 500 Fund is 920390 606.

         The CUSIP number of the Scudder Select 1000 Growth Fund is 920390 705.

         Each Fund has a fiscal year end of February 28.

         The Trust employs State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 as custodian for each Fund.


         Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Adviser, computes net asset values for the Funds. Each Fund pays SFAC an annual fee equal to 0.025% of the first $150 million of average daily net assets, 0.0075% of such assets in excess of $150 million and 0.0045% of such assets in excess of $1 billion, plus holding and transaction charges for this service. For the period ended February 29, 2000, SFAC did not impose any of its fees for Scudder Select 500 Fund and Scudder Select 1000 Growth Fund, amounting to $35,182 and $32,799, respectively.

         Scudder Service Corporation ("SSC"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, dividend disbursing and shareholder service agent for the Funds. SSC also provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. Each Fund pays Service Corporation a fee for maintaining each account for a retail participant of $26.00 and for each retirement participant of $29.00. Pursuant to a services agreement with SSC, Kemper Service Company, an affiliate of Scudder Kemper, may perform, from time to time, certain transaction and shareholder servicing functions.

         For the period ended February 29,2000, SSC imposed fees for Scudder Select 500 Fund and Scudder Select 1000 Growth Fund, amounting to $159,918 and $115,344, respectively, of which all was unpaid. Further, SSC did not impose fees for Scudder Select 500 Fund and Scudder Select 1000 Growth Fund amounting to $84,551 and $111,735, respectively.


         Scudder Trust Company ("STC"), a subsidiary of the Adviser, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in each Fund.

         The Funds, or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are generally held in an omnibus account.

         The Trustees of the Trust have considered the appropriateness of using this combined Statement of Additional Information for the Funds. There is a possibility that a Fund might become liable for any misstatement, inaccuracy, or incomplete disclosure in this Statement of Additional Information concerning another Fund.

         The prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Trust has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. The Registration Statement is available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS

Scudder Select 500 Fund

         Statement of assets and liabilities are included herein.

Scudder Select 1000 Growth Fund

         Statement of assets and liabilities are included herein.

                                    APPENDIX

         The following is a description of the ratings given by Moody's and S&P to corporate and municipal bonds.

Ratings of Municipal and Corporate Bonds

         Standard & Poor's:

         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, large uncertainties or major exposures to adverse conditions outweigh these.

         Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal in the event of adverse business, financial, or economic conditions. It is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The rating C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued. The rating C1 is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period had not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         Moody's:

         Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Bonds that are rated Baa are considered as medium grade obligations, i.e.; they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                               VALUE EQUITY TRUST

                            PART C. OTHER INFORMATION

Item 23.        Exhibits.
--------        ---------
                 (a)       (1)        Amended and Restated Declaration of Trust dated March 17, 1988.
                                      (Incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 25 to the
                                      Registration Statement.)

                           (2)        Establishment and Designation of Series dated December 15, 1986.
                                      (Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 25 to the
                                      Registration Statement.)

                           (3)        Amended Establishment and Designation of Series dated May 4, 1987.
                                      (Incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 25 to the
                                      Registration Statement.)

                           (4)        Certificate of Amendment dated December 13, 1990.
                                      (Incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 25 to the
                                      Registration Statement.)

                           (5)        Establishment and Designation of Series dated October 6, 1992.
                                      (Incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 25 to the
                                      Registration Statement.)

                           (6)        Redesignation of Series by the Registrant on behalf of Scudder Capital Growth Fund, dated
                                      December 2, 1996.
                                      (Incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 25 to the
                                      Registration Statement.)

                           (7)        Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 Par
                                      Value, Kemper A, B & C Shares, and Scudder Shares.
                                      (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration
                                      Statement.)

                           (8)        Redesignation of Series, Scudder Value Fund to Value Fund.
                                      (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration
                                      Statement.)

                           (9)        Establishment and Designation of Classes to be filed by amendment.

                 (b)       (1)        By-Laws as of October 16, 1985.
                                      (Incorporated by reference to Exhibit 2(a) to Post-Effective Amendment No. 25 to the
                                      Registration Statement.)

                           (2)        Amendment to the By-Laws of Registrant as amended through December 9, 1985.
                                      (Incorporated by reference to Exhibit 2(b) to Post-Effective Amendment No. 25 to the
                                      Registration Statement.)

                           (3)        Amendment to the Registrant's By-Laws dated December 12, 1991.
                                      (Incorporated by reference to Exhibit 2(c) to Post-Effective Amendment No. 25 to the
                                      Registration Statement.)


                           (4)        Amendment to the Registrant's By-Laws dated September 17, 1992.
                                      (Incorporated by reference to the Exhibit 2(d) to Post-Effective Amendment No. 25 to the
                                      Registration Statement.)

                 (c)                  Inapplicable.

                 (d)       (1)        Investment Management Agreement between the Registrant, on behalf of Scudder Large
                                      Company Value Fund, and Scudder Kemper Investments, Inc. dated September 7, 1998.
                                      (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration
                                      Statement.)

                           (2)        Investment Management Agreement between the Registrant, on behalf of Value Fund, and
                                      Scudder Kemper Investment, Inc. dated September 7, 1998. (Incorporated by reference to
                                      Post-Effective Amendment No. 30 to the Registration Statement.)

                           (3)        Investment Management Agreement between the Registrant on behalf of Scudder Select 500
                                      Fund and Scudder Kemper Investments, Inc., dated March 31, 1999.
                                      (Incorporated by reference to Post-Effective Amendment No. 33 to the Registration
                                      Statement.)

                           (4)        Investment Management Agreement between the Registrant on behalf of Scudder Select 1000
                                      Growth Fund and Scudder Kemper Investments, Inc., dated March 31, 1999.
                                      (Incorporated by reference to Post-Effective Amendment No. 33 to the Registration
                                      Statement.)

                 (e)       (1)        Underwriting and Distribution Services Agreement between the Registrant, on behalf of
                                      Value Fund, and Kemper Distributors, Inc. dated September 7, 1998.
                                      (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration
                                      Statement.)

                           (2)        Underwriting Agreement between the Registrant and Scudder Investor Services, Inc. dated
                                      September 7, 1998.
                                      (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration
                                      Statement.)

                           (3)        Amendment dated September 30, 1999 to the Underwriting and Distribution Services
                                      Agreement between the Registrant, on behalf of Value Fund, and Kemper Distributors, Inc.
                                      (Incorporated by reference to Post-Effective Amendment No. 35 to the Registration
                                      Statement.)

                                      Form of Amendment dated December 7, 1999 to the Underwriting and Distribution Services
                           (4)        Agreement between the Registrant, on behalf of Value Fund, and Kemper Distributors, Inc.
                                      (Incorporated by reference to Post-Effective Amendment No. 37 to the Registration
                                      Statement.)

                 (f)                  Inapplicable.

                                       2

                 (g)       (1)        Custodian Agreement between the Registrant  and State Street Bank and Trust Company
                                      ("State Street Bank") dated October 1, 1982.
                                      (Incorporated by reference to Exhibit 8(a)(1) to Post-Effective Amendment No. 25 to the
                                      Registration Statement.)

                         (1)(a)       Fee schedule for Exhibit (g)(1).
                                      (Incorporated by reference to Exhibit 8(a)(2) to Post-Effective Amendment No. 25 to the
                                      Registration Statement.)

                           (2)        Amendment to Custodian Contract dated March 31, 1986.
                                      (Incorporated by reference to Exhibit 8(a)(3) to Post-Effective Amendment No. 25 to the
                                      Registration Statement.)

                           (3)        Amendment to Custodian Contract dated October 1, 1982.
                                      (Incorporated by reference to Exhibit 8(a)(4)to Post-Effective Amendment No. 25 to the
                                      Registration Statement.)

                           (4)        Amendment to Custodian Contract dated September 16, 1988.
                                      (Incorporated by reference to Exhibit 8(a)(5) to Post-Effective Amendment No. 25 to the
                                      Registration Statement.)

                           (5)        Amendment to Custodian Contract dated December 13, 1990.
                                      (Incorporated by reference to Exhibit 8(a)(6) to Post-Effective Amendment No. 25 to the
                                      Registration Statement.)

                         (5)(a)       Fee schedule for Exhibit (g)(5) dated August 1, 1994.
                                      (Incorporated by reference to Exhibit 8(a)(7) to Post-Effective Amendment No. 25 to the
                                      Registration Statement.)

                           (6)        Amendment to Custodian Contract dated March 1, 1999.
                                      (Incorporated by reference to Post-Effective Amendment No. 35 to the Registration
                                      Statement.)

                         (6)(a)       Form of Fee schedule for Exhibit (g)(6).
                                      (Incorporated by reference to Post-Effective Amendment No. 35 to the Registration
                                      Statement.)

                           (7)        Agency Agreement between State Street Bank and Trust Company and The Bank of New York,
                                      London office dated January 1, 1979.
                                      (Incorporated by reference to Exhibit (b)(1) to Post-Effective Amendment No. 25 to the
                                      Registration Statement.)

                           (8)        Subcustodian Agreement between State Street Bank and the Chase Manhattan Bank, N.A. dated
                                      September 1, 1986.
                                      (Incorporated by reference to Exhibit 8(c)(1) to Post-Effective Amendment No. 25 to the
                                      Registration Statement.)

                 (h)       (1)        Transfer Agency and Service Agreement between the Registrant and Scudder Service
                                      Corporation dated October 2, 1989.
                                      (Incorporated by reference to Exhibit 9(a)(1) to Post-Effective Amendment No. 25 to the
                                      Registration Statement.)

                                       3

                         (1)(a)       Fee schedule for Exhibit (h)(1).
                                      (Incorporated by reference to Exhibit 9(a)(2) to Post Effective Amendment No. 25 to the
                                      Registration Statement.)

                         (1)(b)       Form of revised fee schedule for Exhibit (h)(1).
                                      (Incorporated by reference to Exhibit 9(a)(3) to Post-Effective Amendment No. 23 to the
                                      Registration Statement.)

                           (2)        Transfer Agency Fee Schedule between the Registrant and Kemper Service Company on behalf of Scudder Value Fund dated January 1, 1999.
                                      (Incorporated by reference to Post-Effective Amendment No. 35 to the Registration
                                      Statement.)


                           (3)        Agency Agreement between the Registrant on behalf of Value Fund and Kemper Service
                                      Company dated April 16, 1998.
                                      (Incorporated by reference to Post-Effective No. 30 to the Registration Statement.)

                           (4)        Amendment No. 1 dated September 30, 1999 to the Agency Agreement between the Registrant, on behalf of Value Fund, and Kemper Service Company.
                                      (Incorporated by reference to Post-Effective Amendment No. 35 to the Registration
                                      Statement.)

                           (5)        COMPASS Service Agreement between Scudder Trust Company and the Registrant dated October
                                      1, 1995.
                                      (Incorporated by reference to Exhibit 9(b)(3)to Post-Effective Amendment No. 24 to this
                                      Registration Statement.)

                           (6)        Shareholder Services Agreement between the Registrant and Charles Schwab & Co., Inc.
                                      dated June 1, 1990.
                                      (Incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No. 25 to the
                                      Registration Statement.)

                           (7)        Service Agreement between Copeland Associates, Inc. and Scudder Service Corporation, on
                                      behalf of Scudder Equity Trust, dated June 8, 1995.
                                      (Incorporated by reference to Exhibit 9(c)(1) to Post-Effective Amendment No. 23 to this
                                      Registration Statement.)

                           (8)        Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Capital
                                      Growth Fund, and Scudder Fund Accounting Corporation dated October 19, 1994.
                                      (Incorporated by reference to Exhibit 9(e)(1) to Post-Effective Amendment No. 25 to the
                                      Registration Statement.)

                           (9)        Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Value
                                      Fund, and Scudder Fund Accounting Corporation dated October 24, 1994.
                                      (Incorporated by reference to Exhibit 9(e)(2) to Post-Effective Amendment No. 25 to the
                                      Registration Statement.)

                                       4

                          (10)        Amendment No. 1 dated September 30, 1999 to the Fund Accounting Service Agreement between the Registrant, on behalf of Value Fund, and Scudder Fund Accounting Corporation.
                                      (Incorporated by reference to Post-Effective Amendment No. 35 to the Registration
                                      Statement.)

                          (11)        Special Servicing Agreement dated November 15, 1996 between Scudder Pathway Series and the Registrant, on behalf of Scudder Capital Growth Fund and Scudder Value Fund.
                                      (Incorporated by reference to Exhibit 9(f) to Post-Effective Amendment No. 25 to the
                                      Registration Statement.)

                          (12)        Administrative Services Agreement between the Registrant and Kemper Distributors, Inc.
                                      dated April 1998.
                                      (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration
                                      Statement.)

                         (12)(a)      Amendment No. 1 dated September 14, 1999 to the Administrative Services Agreement between the Registrant on behalf of Value Fund and Kemper Distributors, Inc.
                                      (Incorporated by reference to Post-Effective Amendment No. 35 to the Registration
                                      Statement.)

                          (13)        Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Select
                                      500 Fund, and Scudder Fund Accounting Corporation dated March 31, 1999.
                                      (Incorporated by reference to Post-Effective Amendment No. 33 to the Registration
                                      Statement.)

                          (14)        Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Select
                                      1000 Growth Fund, and Scudder Fund Accounting Corporation dated March 31, 1999.
                                      (Incorporated by reference to Post-Effective Amendment No. 33 to the Registration
                                      Statement.)

                          (15)        License Agreement between the Registrant, on behalf of Scudder Select 500 Fund, and
                                      Standard & Poor's Corporation, dated March 31, 1999.
                                      (Incorporated by reference to Post-Effective Amendment No. 34 to the Registration
                                      Statement.)

                          (16)        Research License Agreement between the Registrant, on behalf of Scudder Select 1000
                                      Growth Fund, and Frank Russell Company dated March 31, 1999.
                                      (Incorporated by reference to Post-Effective Amendment No. 34 to the Registration
                                      Statement.)

                 (i)                  Opinion and Consent of Legal Counsel.
                                      To be filed by amendment.

                 (j)                  Consent of Independent Accountants.
                                      To be filed by amendment.

                 (k)                  Inapplicable.

                                       5

                 (l)                  Inapplicable.

                 (m)                  Inapplicable.

                 (n)                  Mutual Funds Multi-Distribution System Plan (Rule 18f-3Plan).
                                      (Incorporated by reference to Exhibit 18 of Post-Effective Amendment No. 29 to the
                                      Registration Statement.)

                 (p)                  Scudder Kemper Investments, Inc.  Code of Ethics.
                                      Filed herein.


Item 24.          Persons Controlled by or under Common Control with Fund.
--------          --------------------------------------------------------

                  None


Item 25.          Indemnification.
--------          ----------------

                  A policy of insurance covering Scudder Kemper Investments, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV, Sections 4.1 - 4.3 of the Registrant's Declaration of Trust provide as follows:

                  Section 4.1. No Personal Liability of Shareholders, Trustees, etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 4.2. Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 4.3.      Mandatory Indemnification.
------------      --------------------------

                  (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                           (i) every person who is, or has been, a Trustee or
                  officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                           (ii) the words "claim," "action," "suit," or
                  "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a Trustee or officer:

                           (i) against any liability to the Trust, a Series
                  thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (ii) with respect to any matter as to which he shall
                  have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                           (iii) in the event of a settlement or other
                  disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                                    (A) by the court or other body approving the
                           settlement or other disposition; or

                                    (B) based upon a review of readily available
                           facts (as opposed to a full trial-type inquiry) by
                           (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

                  (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall insure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                  (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section
                           4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                           (i) such undertaking is secured by a surety bond or
                  some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                           (ii) a majority of the Disinterested Trustees acting
                  on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                           As used in this Section 4.3, a "Disinterested
                  Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 26.          Business or Other Connections of Investment Adviser.
--------          ----------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

                               Business and Other Connections of Board
             Name              of Directors of Registrant's Adviser
             ----              ------------------------------------
Stephen R. Beckwith            Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                               Vice President and Treasurer, Scudder Fund Accounting Corporation*
                               Director, Scudder Stevens & Clark Corporation**
                               Director and Chairman, Scudder Defined Contribution Services, Inc.**
                               Director and President, Scudder Capital Asset Corporation**
                               Director and President, Scudder Capital Stock Corporation**
                               Director and President, Scudder Capital Planning Corporation**
                               Director and President, SS&C Investment Corporation**
                               Director and President, SIS Investment Corporation**
                               Director and President, SRV Investment Corporation**

Lynn S. Birdsong               Director and Vice President, Scudder Kemper Investments, Inc.**
                               Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

William H. Bolinder            Director, Scudder Kemper Investments, Inc.**
                               Member Group Executive Board, Zurich Financial Services, Inc. ##
                               Chairman, Zurich-American Insurance Company o

Laurence W. Cheng              Director, Scudder Kemper Investments, Inc.**
                               Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                               Director, ZKI Holding Corporation xx

Gunther Gose                   Director, Scudder Kemper Investments, Inc.**
                               CFO, Member Group Executive Board, Zurich Financial Services, Inc. ##
                               CEO/Branch Offices, Zurich Life Insurance Company ##

Rolf Huppi                     Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                               Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                               Director, Chairman of the Board, Zurich Holding Company of America o
                               Director, ZKI Holding Corporation xx

                                       8

                               Business and Other Connections of Board
             Name              of Directors of Registrant's Adviser
             ----              ------------------------------------

Kathryn L. Quirk               Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper Investments, Inc.**
                               Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*
                               Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                               Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                               Director & Assistant Clerk, Scudder Service Corporation*
                               Director, SFA, Inc.*
                               Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                               Director, Scudder, Stevens & Clark Japan, Inc.***
                               Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                               Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                               Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                               Director and Secretary, Scudder, Stevens & Clark Corporation**
                               Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                               Director and Secretary, SFA, Inc.*
                               Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                               Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                               Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                               Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                               Director, Vice President and Secretary, SS&C Investment Corporation**
                               Director, Vice President and Secretary, SIS Investment Corporation**
                               Director, Vice President and Secretary, SRV Investment Corporation**
                               Director, Vice President and Secretary, Scudder Brokerage Services, Inc.*
                               Director, Korea Bond Fund Management Co., Ltd. +

Cornelia M. Small              Director and Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani              Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                               Director, Scudder, Stevens & Clark Japan, Inc. ###
                               President and Director, Scudder, Stevens & Clark Overseas Corporation oo
                               President and Director, Scudder, Stevens & Clark Corporation**
                               Director, Scudder Realty Advisors, Inc. x
                               Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

        *         Two International Place, Boston, MA
        x         333 South Hope Street, Los Angeles, CA
        **        345 Park Avenue, New York, NY
        #         Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C.
                  Luxembourg B 34.564
        ***       Toronto, Ontario, Canada
        oo        20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
        ###       1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
        xx        222 S. Riverside, Chicago, IL
        o         Zurich Towers, 1400 American Ln., Schaumburg, IL
        +         P.O. Box 309, Upland House, S. Church St., Grand Cayman,
                  British West Indies
        ##        Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 27.             Principal Underwriters.
--------             -----------------------

         (a)

         Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

         (b)

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 27.

         (1)                                    (2)                                            (3)

         Name and Principal                     Position and Offices with                      Positions and
         Business Address                       Scudder Investor Services, Inc.                Offices with Registrant
         ----------------                       -------------------------------                -----------------------
         Linda C. Coughlin                      Director and Senior Vice President             President
         Two International Place
         Boston, MA  02110

         Lynn S. Birdsong                        Senior Vice President                         None
         Two International Place
         Boston, MA  02110

         Mark S. Casady                         Director, President and Assistant              None
         Two International Place                Treasurer
         Boston, MA  02110

         Richard W. Desmond                     Vice President                                 None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                      Senior Vice President and Assistant            None
         345 Park Avenue                        Clerk
         New York, NY  10154

         Philip S. Fortuna                      Vice President                                 None
         101 California Street
         San Francisco, CA 94111

         William F. Glavin                      Vice President                                 None
         Two International Place
         Boston, MA 02110

         Margaret D. Hadzima                    Assistant Treasurer                            None
         Two International Place
         Boston, MA  02110

         John R. Hebble                         Assistant Treasurer                            Treasurer
         Two International Place
         Boston, MA  02110

         James J. McGovern                      Chief Financial Officer and Treasurer          None
         345 Park Avenue
         New York, NY  10154

                                       10

         Name and Principal                     Position and Offices with                      Positions and
         Business Address                       Scudder Investor Services, Inc.                Offices with Registrant
         ----------------                       -------------------------------                -----------------------

         Lorie C. O'Malley                      Vice President                                 None
         Two International Place
         Boston, MA 02110

         Caroline Pearson                       Clerk                                          Assistant Secretary
         Two International Place
         Boston, MA 02110

         Kathryn L. Quirk                       Director, Senior Vice President, Chief l       Trustee, Vice President and
         345 Park Avenue                        Lega Officer and Assistant Clerk               Assistant Secretary
         New York, NY  10154

         William M. Thomas                      Vice President                                 None
         Two International Place
         Boston, MA 02110

         Benjamin Thorndike                     Vice President                                 None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                      Vice President and Chief Compliance            None
         Two International Place                Officer
         Boston, MA  02110

         (c)

                (1)                         (2)                    (3)                     (4)                  (5)
                                     Net Underwriting        Compensation on
      Name of Principal               Discounts and           Redemptions                Brokerage              Other
         Underwriter                   Commissions          and Repurchases            Commissions          Compensation
         -----------                   -----------          ---------------            -----------          ------------
       Scudder Investor                   None                    None                   None                   None
        Services, Inc.

         (d)

         Kemper Distributors, Inc. acts as principal underwriters of the Registrant's shares and acts as principal underwriter of the Kemper Funds.

         (e)

         Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

           (1)                                    (2)                                            (3)

                                                  Positions and Offices with                     Positions and
           Name                                   Kemper Distributors, Inc.                      Offices with Registrant
           ----                                   -------------------------                      -----------------------
           James L. Greenawalt                    President                                      None

                                       11

                                                  Positions and Offices with                     Positions and
           Name                                   Kemper Distributors, Inc.                      Offices with Registrant
           ----                                   -------------------------                      -----------------------

           Mark S. Casady                         Director and Chairman                          None

           Thomas W. Littauer                     Chief Executive Officer and Vice Chairman      None

           Kathryn L. Quirk                       Director, Secretary, Chief Legal               Trustee, Vice President and
                                                  Officer and Vice President                     Assistant Secretary

           Paul J. Elmlinger                      Assistant Secretary                            None

           Diane E. Ratekin                       Assistant Secretary                            None

           Phillip J. Collora                     Assistant Secretary                            None

           James J. McGovern                      Chief Financial Officer and Treasurer          None

           Todd N. Gierke                         Assistant Treasurer                            None

           Herbert A. Christiansen                Vice President                                 None

           Linda J. Wondrack                      Vice President and Chief Compliance            None
                                                  Officer

           Michael Curran                         Managing Director                              None

           Robert Froelich                        Managing Director                              None

           Michael E. Harrington                  Managing Director                              None

           C. Perry Moore                         Managing Director                              None

           Lorie O'Malley                         Managing Director                              None

           David Swanson                          Managing Director                              None

           William M. Thomas                      Vice President                                 None

           Paula Gaccione                         Vice President                                 None

           Robert A. Rudell                       Vice President                                 None

           Elizabeth C. Werth                     Vice President                                 None

           Stephen R. Beckwith                    Director                                       None

           (f) Not applicable

Item 28.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder Kemper Investments Inc., Two

                  International Place, Boston, MA 02110-4103. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  Inapplicable.

                                   SIGNATURES
                                   ----------


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 26th day of April, 2000.

                                          VALUE EQUITY TRUST



                                          By:  /s/ John Millette
                                               -------------------------
                                              John Millette
                                              Vice President and Secretary


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                    TITLE                                        DATE
---------                                    -----                                        ----



/s/ Linda C. Coughlin
---------------------------------------
Linda C. Coughlin                            President                                    April 26, 2000


/s/ Sheryle J. Bolton
---------------------------------------
Sheryle J. Bolton*                           Trustee                                      April 26, 2000


/s/ William T. Burgin
---------------------------------------
William T. Burgin*                           Trustee                                      April 26, 2000


/s/ Keith R. Fox
---------------------------------------
Keith R. Fox*                                Trustee                                      April 26, 2000


/s/ William H. Luers
---------------------------------------
William H. Luers*                            Trustee                                      April 26, 2000


/s/ Kathryn L. Quirk
---------------------------------------
Kathryn L. Quirk*                            Trustee, Vice President and Assistant        April 26, 2000
                                             Secretary


/s/ Joan E. Spero
---------------------------------------
Joan E. Spero*                               Trustee                                      April 26, 2000







/s/ John R. Hebble
---------------------------------------
John R. Hebble                               Treasurer                                    April 26, 2000




*By:  /s/ Caroline Pearson
      -------------------------------
      Caroline Pearson,
      Assistant Secretary

     *Attorney-in-fact pursuant to powers of attorney for Sheryle J. Bolton, William T. Burgin, Keith R. Fox, William H. Luers, Kathryn L. Quirk, and Joan E. Spero, contained in Post-Effective Amendment No. 34 to the Registration Statement.

                                                               File No. 2-78724
                                                               File No. 811-1444



                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 38
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 38
                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940


                               VALUE EQUITY TRUST

                               VALUE EQUITY TRUST

                                  EXHIBIT INDEX


                                   Exhibit (p)



                                       2